As filed with the Securities and Exchange Commission on April 29, 2008

Registration No. 333-122235

811-21703

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

ADVISORS EDGE® NY VARIABLE ANNUITY

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No.

Post-Effective Amendment No. 4

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 5

TFLIC SEPARATE ACCOUNT VNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

☐	Immeidately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2008, pursuant to paragraph (b) of Rule 485.
☐	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriated, check the following box:

THE ADVISOR’S EDGE® NY VARIABLE ANNUITY

Issued Through

TFLIC SEPARATE ACCOUNT VNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Prospectus

May 1, 2008

The Advisor’s Edge® NY Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”). The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (‘SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative and Services Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST – INITIAL CLASS

Managed by AEGON USA Investment Management

Transamerica Index 50 VP

Transamerica Index 75 VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP

Subadvised by JP Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS®Investment Management

Transamerica MFS International Equity VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Transamerica Value Balanced VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

COLUMBIA FUNDS VARIABLE INSURANCE TRUST – CLASS A SHARES

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series

CREDIT SUISSE TRUST

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

DFA INVESTMENT DIMENSIONS GROUP LP

Advised by Dimensional Fund Advisors, Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

FEDERATED INSURANCE SERIES

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – INITIAL CLASS

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST

Advised by Nationwide Fund Advisor

Gartmore NVIT Developing Markets Fund

VANGUARD VARIABLE INSURANCE FUND

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Advised by Schroder Investment Management North America Inc. and Ballie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

WANGER ADVISORS TRUST

Advised by Columbia Wanger Asset Management, L.P.

Wanger International Small Cap

Wanger U.S. Smaller Companies

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

Advised by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge® NY Variable Annuity

Advisor’s Edge® NY is a flexible-premium variable annuity offered by Transamerica Financial Life Insurance Company (“TFLIC, “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See Annuity Payments for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies, and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval if riders are attached. Your policy may not exceed $2,000,000 in total Premium Payments without our prior approval if riders are not attached. For issue ages over 80, the maximum total Premium Payments may not exceed $500,000 without prior approval if riders are attached; the maximum total Premium Payments may not exceed $1,000,000 without prior approval if riders are not attached.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the TFLIC Separate Account VNY (the “Separate Account”). The Separate Account contains a number of subaccounts that invest exclusively in shares of the corresponding Portfolios (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to TFLIC, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios (described in the Portfolios’ prospectuses).

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Capital Guardian Global VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Clarion Global Real Estate Securities VP – Initial Class

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Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica MFS International Equity VP – Initial Class

Transamerica PIMCO Total Return VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Equity VP – Initial Class

Transamerica Growth Opportunities VP – Initial Class

Transamerica Small/Mid Cap Value VP – Initial Class

Transamerica Value Balanced VP – Initial Class

Transamerica Van Kampen Active International Allocation VP – Initial Class

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class

Columbia Small Company Growth Fund, Variable Series – Class A Shares

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

DFA – VA Global Bond Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA Short-Term Fixed Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore NVIT Developing Markets Fund

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Equity Index Portfolio

Mid–Cap Index Portfolio

REIT Index Portfolio

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Wanger International Small Cap

Wanger U.S. Smaller Companies

WFAVT Small/Mid Cap Value Fund

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, TFLIC may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals.

TFLIC will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary. The Service Charge will not be deducted on a Policy Anniversary if at this time, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

You will also pay certain expenses associated with the operation of the Portfolios.

If you elect the Architect rider (depending on what options you select), then there is a rider fee, which ranges from 0.30% to 1.00% of the total withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

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7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down.

8.	DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value;

•	Return of Premium; or

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date.

If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “Systematic Payout Option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

•

You may elect an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Architect Guaranteed Lifetime Withdrawal Benefit.” If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, you must allocate 100% of your Policy Value to one or more of the designated investment choices and the allocation is subject to specified equity limits. There is an extra charge for this rider.

These features may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to

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us or to the advisor from whom you purchased the Policy.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract, there will be a new surrender charge period for this Policy, other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you will have to pay tax on the surrender.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity policies.

TFLIC Separate Account VNY

The Separate Account is a unit investment trust registered with the SEC and operating under New York law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio.

Other Topics

Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information.

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about the Advisor’s Edge® NY Variable Annuity or want to make a transaction, call or write to our Administrative and Service Office at: Transamerica Financial Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative and Service Office at 800-866-6007 Monday through Friday between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)	None
Transfer Fees(2)	$10
Special Service Fee	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	TFLIC does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses(2)	0.75%

Optional Rider Fees
Architect Guaranteed Lifetime Withdrawal Benefit(4)	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)

We may assess an Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction). We will not assess this charge on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

(2)

Total Annual Separate Account Expenses shown (0.75%) apply to the Annual Step-Up to Age 81 Death Benefit option. This reflects a fee that is 0.15% and 0.20% per year higher than the 0.60% and 0.55% corresponding total separate account expenses for the Return of Premium Death Benefit and Policy Value Death Benefit options, respectively.

(3)

The fee is a percentage of the total withdrawal base. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments.

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Lowest	Highest
Total Portfolio Annual Operating Expenses(1)
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.14%	1.69%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2007 (unless otherwise noted) and was provided to TFLIC by the underlying funds, their investment advisors or managers, and TFLIC has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

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EXAMPLE(1)

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2007, and the highest combination of Separate account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, and (2) full surrender at the end of each period, and (3) assuming the Architect rider has been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$350	$1062	$1790	$3686
Return of Premium Death Benefit Option (0.60%)	$335	$1018	$1716	$3543
Policy Value Death Benefit Option (0.55%)	$330	$1003	$1692	$3495

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

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1.	THE ANNUITY POLICY

The Advisor’s Edge® NY variable annuity is a flexible-premium multi-funded variable annuity offered by TFLIC. The Policy provides a means of investing on a tax-deferred basis in various Portfolios.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge® NY variable annuity is a policy between you, the Policy Owner, and TFLIC, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts)

•	Withdraw all or part of your money with no surrender penalty charged by TFLIC, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at Annuity Payments.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into TFLIC Separate Account VNY. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to TFLIC but are accounted for separately from TFLIC’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® NY variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to TFLIC of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. TFLIC will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

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If the customer order form and any other required documents are received in good order, TFLIC will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, TFLIC will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until TFLIC receives (at our Administrative and Service Office) the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If TFLIC cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, TFLIC will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to TFLIC’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

DEFINITION

Qualified Policy

In addition to Non-Qualified Policies, TFLIC also offers the Advisor’s Edge® NY as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See Qualified Individual Retirement Annuities.)

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•

The total of all Premium Payments may not exceed $2,000,000 if the Policy does not include a rider, and $1,000,000 if the Policy does include a rider, without our prior approval. For issue ages over 80, the total of all Premium Payments may not exceed $1,000,000 if the Policy does not include a rider, and $500,000 if the Policy does include a rider, without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts. You may allocate your Premium Payments to one or more Subaccounts. All

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allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. TFLIC reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to TFLIC. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

What’s My Policy Worth Today?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected minus –

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge, if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes, if applicable, that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, TFLIC will credit a certain number of Accumulation Units to your Policy. TFLIC determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

3.	INVESTMENT CHOICES

The Advisor’s Edge® NY variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”). The companies that provide investment advice and administrative services for the Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the Portfolios, which are attached to this prospectus. You should read the prospectuses for the Portfolios carefully before you invest.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

TRANSAMERICA SERIES TRUST – INITIAL CLASS(1)

Managed by AEGON USA Investment Management

Transamerica Index 50 VP

Transamerica Index 75 VP

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Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP(2)

Transamerica Asset Allocation – Growth VP(2)

Transamerica Asset Allocation – Moderate VP(2)

Transamerica Asset Allocation – Moderate Growth VP(2)

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP(3)

Transamerica Capital Guardian Value VP(3)

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP (3)

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP(3)

Subadvised by MFS ® Investment Management

Transamerica MFS International Equity VP(3)

Subadvised by Pacific Investment Management Company, LLC

Transamerica PIMCO Total Return VP(3)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP(3)

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP(3)

Transamerica Growth Opportunities VP(3)

Transamerica Small/Mid Cap Value VP(3)

Transamerica Value Balanced VP(3)

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP(3)

Subadvised by Van Kampen Asset Management Inc.

Transamerica Van Kampen Mid-Cap Growth VP(3)

COLUMBIA FUNDS VARIABLE INSURANCE TRUST – CLASS A SHARES

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series

CREDIT SUISSE TRUST

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

Advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio(4)

VA U.S. Targeted Value Portfolio(5)

FEDERATED INSURANCE SERIES

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – INITIAL CLASS

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST

Advised by Nationwide Fund Advisors

Gartmore NVIT Developing Markets Fund

VANGUARD VARIABLE INSURANCE FUND

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Advised by Schroeder Investment Management North America Inc. and Ballie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

WANGER ADVISORS TRUST

Advised by Columbia Wanger Asset Management, L.P.

Wanger International Small Cap

Wanger U.S. Smaller Companies

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

Advised by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund

(1)	Formerly known as AEGON/Transamerica Series Trust.
(2)	Transamerica was added to the beginning of the fund name; and Portfolio was replaced with VP at the end of the fund name.
(3)	Unless previously part of the name, Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.
(4)	Formerly known as VA Large Value Portfolio.
(5)	Formerly known as VA Small Value Portfolio.

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The following subaccounts were closed to new investment as of May 1, 2006.

TRANSAMERICA SERIES TRUST – INITIAL CLASS(1)

Subadvised by ClearBridge Advisors, LLC)

Transamerica Legg Mason Partners All Cap VP(2)

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global(3)

Subadvised by Transamerica Investment Management, LLC

Transamerica Science & Technology VP(2)

(1)	Formerly known as AEGON/Transamerica Series Trust.
(2)	Unless previously part of the name, Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.
(3)	Formerly known as Templeton Transamerica Global.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Advised by AllianceBernstien L.P.

AllianceBernstein Global Technology Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. – SERVICE CLASS

Advised by The Dreyfus Corporation

DREYFUS VARIABLE INVESTMENT FUND – SERVICE CLASS

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Portfolios. You should read the prospectuses for the Portfolios carefully before you invest.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Selection of Portfolios

The Portfolios offered through this product are selected by TFLIC, and TFLIC may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the Portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each Portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as a Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Portfolio. After you select Portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Policy resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular Portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers. See the SAI for more information about the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

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Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts can cause risks with adverse effects for other policy owners (and beneficiaries and Portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such

15

instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying fund that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

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Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Transfers Among the Subaccounts

Should your investment goals change, you may make transfers of money among the Subaccounts, subject to limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing. TFLIC will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	TFLIC does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	There are no transfers permitted out of the Dollar Cost Averaging Option except through the Dollar Cost Averaging Program.

4.	PERFORMANCE

Performance Measures

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, TFLIC will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Additional Performance Measures

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

TFLIC may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The

17

non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

TFLIC may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

Yield And Effective Yield

TFLIC may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which TFLIC advertises yield, TFLIC shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000.

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Mortality and Expense Risk Fee

TFLIC charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Policy Value Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to TFLIC’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then TFLIC will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

TFLIC assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which TFLIC guarantees a number of payments over a life or joint lives, TFLIC assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, TFLIC assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that TFLIC assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

TFLIC assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and Dollar Cost Averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Architect GLWB Fee

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, then an annual rider fee that is a percentage of the total withdrawal base is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your policy value that can be invested in the “equity” category of the designated investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund Portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the Portfolios, their advisers, subadvisers, distributors or affiliates thereof, in

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connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to TFLIC and TCI

Portfolio	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.00%
Columbia Funds Variable Insurance Trust	0.20%
Credit Suisse Trust	0.20%
DFA Investment Dimensions Group Inc.	0.00%
Federated Insurance Series	0.25%
Fidelity Variable Insurance Products Fund	0.10%
Nationwide Variable Investment Trust	0.25%
Vanguard Variable Trust	0.00%
Wanger Advisors Trust	0.15%
Wells Fargo Variable Trust	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by our affiliate Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2007 we received $355,477.50 from TAM pursuant to these arrangements. We anticipate receiving comparable amounts in the future.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by your beneficiary in the form of a Death Benefit ; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

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On or before the Annuity Commencement Date, the Cash Value is equal to the Policy Value.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the business day that TFLIC receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any applicable Premium Taxes and service charges.

To make a withdrawal, send your written request on the appropriate TFLIC form to our Administrative and Service Office.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Payment of Full or Partial Withdrawal Proceeds

TFLIC will pay cash withdrawals within seven business days after receipt (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which TFLIC may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case TFLIC may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide TFLIC with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires TFLIC to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day TFLIC receives notice of it require prior approval. This date may be any date at least one year after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. TFLIC will use your Policy Value to provide these annuity payments. If the Policy Value on the Annuity

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Commencement Date is less than $2,000, TFLIC reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (TFLIC reserves the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for Premium Taxes may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•

Payment Option 1 — Income for a Specified Period. We will make level payments only for a fixed period you choose which may be from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end.

•	Payment Option 2 — Life Income. You may choose between:

Fixed Payments

•	No Period Certain — We will make level payments only during the annuitant’s lifetime.

•	Period Certain — We will make level payments for the longer of the annuitant’s lifetime or a period you choose which may be from 10 to 20 years.

•

Guaranteed Return of Policy Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain — Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain — Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Payment Option 3 — Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4 — Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with TFLIC. Some annuity payment options may not be available in all states.

If your Policy is a qualified policy, payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

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THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping TFLIC informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, TFLIC determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, TFLIC will assume that you chose the Payment Option 2 — Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

TFLIC reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Policy Value is less than $2,000, TFLIC reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, TFLIC may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without TFLIC’s consent.

•	At the time TFLIC calculates your fixed Annuity Payments, TFLIC may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment

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Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep TFLIC informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the policy value.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greater of:

•	Policy Value on the date we receive the required information at our Administrative and Service Office; or

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•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the Policy Value as of the date we receive all necessary information.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

The Annual Step-Up Death Benefit is:

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information. If you have a qualified policy, minimum required distribution rules may require you to request a partial withdrawal.

9.	TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on TFLIC’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income

25

taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, TFLIC calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. TFLIC then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, TFLIC calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, TFLIC divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because TFLIC has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that TFLIC withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies TFLIC of that election. In certain situations, TFLIC will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or

26

employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (vii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may

27

be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.)

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, TFLIC reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than

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specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

TFLIC will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2 , severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Foreign Tax Credits

We may benefit from any foreign tax credits attributes to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your premium payments (reduced by prior withdrawals in that policy year); or

(2)	is any gains in the policy.

For amounts greater than 10% of your Premium Payments you must receive prior company approval.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our Administrative and Service Office. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling

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100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the money market Subaccount.

A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies

Architect Guaranteed Lifetime Withdrawal Benefit

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You also are limited in the amount of your policy value that can be invested in the “equity” category of the designated

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investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

Architect GLWB — Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. You could withdraw up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your policy value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,705.88.

See “Appendix — Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your policy value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

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•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value. However, once your policy value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed. Withdrawals after the policy value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All policy value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

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Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
≥ 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or policy value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Non-Equity:

DFA – VA Global Bond Portfolio

DFA – VA Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for U.S. Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Equity:

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated American Leaders Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Capital Guardian Global VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

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Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Value Balanced VP – Initial Class

Transamerica Van Kampen Active International Allocation VP – Initial Class

Vanguard Equity Index Portfolio

Vanguard International Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Wanger International Small Cap

Wanger U.S. Smaller Companies

If you elect this rider, you may transfer amounts among the “designated investment choices.” However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your policy value in all designated investment choices in the “equity” category, divided by the total policy value. You cannot have more than your maximum equity percentage in “equity” investment choices.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your policy value in the designated investment choices to maintain your desired asset allocation. The amount of policy value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in policy value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your policy value in designated investment choices in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the policy value during the 30 day period following each rider anniversary, by sending us written notice. The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of such systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual

34

withdrawal amount to be withdrawn until the death of the annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

if at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of policy value in each designated investment choice.

Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage multiplied by your policy value if the total withdrawal base is higher than your policy value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 86 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 86 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your policy value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your policy value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your mandatory annuitization date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization, and there is a mandatory annuitization date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company is a New York stock life insurance company incorporated

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on October 3, 1947, with Administrative and Service Office at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies.

TFLIC is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. TFLIC is licensed in all states and the District of Columbia.

TFLIC is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

TFLIC Separate Account VNY

The Separate Account was established by TFLIC on December 14, 2004, and operates under New York law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

TFLIC owns the assets of the Separate Account, and the obligations under the Policy are obligations of TFLIC. These assets are held separately from the other assets of TFLIC and are not chargeable with liabilities incurred in any other business operation of TFLIC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). TFLIC will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of TFLIC. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of TFLIC’s general account assets or any other separate account TFLIC maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio. Additional Subaccounts may be established at TFLIC’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers (“advisers”) that are licensed as investment advisers under the federal securities laws and that charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers (“selling firms”) that

36

are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by FINRA rules of the Financial Industry Regulatory Authority, we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA Rules, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

No specific charge is assessed directly to Policy Owners or the separate account to cover incentives or any additional payments described above. We intend to recoup our sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy for a refund and we will treat the Policy as void from the Policy Date. The period is 20 days, as specified in your Policy. We will pay the refund within seven days after we receive your written request to cancel the Policy and the returned Policy at our Administrative and Service Office. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Reinstatements

TFLIC occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, TFLIC will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by TFLIC). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, TFLIC will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. TFLIC will vote Fund shares as to which no timely instructions are received and those shares held by TFLIC as to which Policy

37

Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

Please note that it is possible for a small number of policy owners (assuming the there is a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting. Voting instructions will be solicited before such meeting in accordance with procedures established by the Portfolios.

Additions, deletions, or substitutions of investments

TFLIC retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. TFLIC reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another portfolio of the fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in TFLIC’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

TFLIC may establish new subaccounts when marketing, tax, investment, or other conditions so warrant. TFLIC will make any new Portfolios available to existing Policy Owners on a basis TFLIC will determine. TFLIC may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, TFLIC may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, TFLIC may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of TFLIC and the audited financial statements of the Subaccounts of the Separate Account which are available for investment by the Advisor’s Edge® NY Variable Annuity (as well as the Independent Registered Public Accounting Firms’ Report on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as independent registered public account firm for TFLIC and the Subaccounts of the Separate Account which are available for investment by Advisor’s Edge® NY Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. TFLIC, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, TFLIC believes that at the present time there are no pending or threatened

38

lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or on the ability of TCI, to perform under its principal underwriting agreement, or on the ability of TFLIC to meet its obligations under the policy.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® NY VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS
THE POLICY - GENERAL PROVISIONS
PERFORMANCE INFORMATION
PERFORMANCE COMPARISONS
SAFEKEEPING OF ACCOUNT ASSETS
CERTAIN FEDERAL INCOME TAX CONSEQUENCES
TAXATION OF TFLIC
STATE REGULATION OF TFLIC
RECORDS AND REPORTS
DISTRIBUTION OF THE POLICIES
LEGAL MATTERS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OTHER INFORMATION
FINANCIAL STATEMENTS

39

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.063912 1.000000	$ $	1.125606 1.063912	0.000 0.000
Transamerica Asset Allocation – Growth VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.099928 1.000000	$ $	1.178708 1.099928	0.000 0.000
Transamerica Asset Allocation – Moderate VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.075868 1.000000	$ $	1.155068 1.075868	0.000 0.000
Transamerica Asset Allocation Moderate Growth VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.089318 1.000000	$ $	1.167949 1.089318	0.000 0.000
Transamerica Capital Guardian Global VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.084465 1.000000	$ $	1.146511 1.084465	0.000 0.000
Transamerica Capital Guardian Value VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.138726 1.000000	$ $	1.061305 1.138726	44,391.385 0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006	$ $	1.320828 1.000000	$ $	1.225489 1.320828	2,935.648 0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006	$ $	1.130068 1.000000	$ $	1.174848 1.130068	30,676.003 0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.146192 1.000000	$ $	1.151702 1.146192	0.000 0.000
Transamerica MFS International Equity VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.149685 1.000000	$ $	1.248014 1.149685	5,017.985 1,123.310
Transamerica PIMCO Total Return VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.037910 1.000000	$ $	1.124563 1.037910	144,087.480 142,149.867
Transamerica T. Rowe Price Small Cap VP – Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	0.954575 1.000000	$ $	1.040547 0.954575	13,817.065 0.000
Transamerica Templeton Global VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006	$ $	1.137283 1.000000	$ $	1.303454 1.137283	0.000 0.000
Transamerica Equity VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.043300 1.000000	$ $	1.206531 1.043300	12,600.422 1,769.368
Transamerica Growth Opportunities VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.011199 1.000000	$ $	1.238338 1.011199	0.000 0.000
Transameica Science and Technology VP – Initial Class(2) Subaccount Inception Date July 1, 2002	2007 2006	$ $	0.963090 1.000000	$ $	1.271509 0.963090	0.000 0.000
Transamerica Value Balanced VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.123426 1.000000	$ $	1.192281 1.123426	0.000 0.000
Transamerica Van Kampen Active International Allocation VP – Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006	$ $	1.158086 1.000000	$ $	1.331426 1.158086	8,166.056 4,079.353
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.030240 1.000000	$ $	1.255459 1.030240	0.000 0.000
AllianceBernstein Global Technology Portfolio – Class B Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.031597 1.000000	$ $	1.230015 1.031597	0.000 0.000
AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2007 2006	$ $	0.961240 1.000000	$ $	1.077017 0.961240	0.000 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2007 2006	$ $	0.961501 1.000000	$ $	1.086395 0.961501	0.000 0.000
Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date March 31, 1997	2007 2006	$ $	1.022241 1.000000	$ $	1.153436 1.022241	0.000 8,299.606
Credit Suisse – International Focus Portfolio Subaccount Inception Date March 31, 1997	2007 2006	$ $	1.137860 1.000000	$ $	1.319405 1.137860	48,846.456 0.000
Credit Suisse – Small Cap Core I Portfolio Subaccount Inception Date March 31, 1997	2007 2006	$ $	0.952911 1.000000	$ $	0.939769 0.952911	14,346.331 1,309.108
DFA – VA Global Bond Portfolio Subaccount Inception Date January 18,1995	2007 2006	$ $	1.032218 1.000000	$ $	1.082097 1.032218	521,572.160 392,784.121

40

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA – VA International Small Portfolio Subaccount Inception Date October 6, 1995	2007 2006	$ $	1.160512 1.000000	$ $	1.230305 1.160512	161,020.079 46,966.702
DFA – VA International Value Portfolio Subaccount Inception Date October 3, 1995	2007 2006	$ $	1.255880 1.000000	$ $	1.383262 1.255880	326,854.565 142,297.660
DFA – VA U.S. Large Value Portfolio(4) Subaccount Inception Date January 18,1995	2007 2006	$ $	1.145842 1.000000	$ $	1.106003 1.145842	459,220.015 194,637.050
DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2007 2006	$ $	1.038025 1.000000	$ $	1.083669 1.038025	104,274.255 12,448.353
DFA – VA U.S. Targeted Value Portfolio(5) Subaccount Inception Date October 6, 1995	2007 2006	$ $	1.114214 1.000000	$ $	0.953405 1.114214	259,010.969 96,655.722
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.072187 1.000000	$ $	1.146202 1.072187	0.000 0.000
Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.149471 1.000000	$ $	1.221479 1.149471	0.000 0.000
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2007 2006	$ $	1.147798 1.000000	$ $	1.031165 1.147798	9,632.299 0.000
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2007 2006	$ $	1.127982 1.000000	$ $	1.167069 1.127982	1,256.724 0.000
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2007 2006	$ $	1.037135 1.000000	$ $	1.096257 1.037135	23,177.933 0.000
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2007 2006	$ $	1.089912 1.000000	$ $	1.121078 1.089912	20,545.005 3,163.552
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2007 2006	$ $	1.036800 1.000000	$ $	1.080143 1.036800	23,120.795 417,732.041
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.036620 1.000000	$ $	1.212285 1.036620	33,268.376 0.000
Fidelity – VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2007 2006	$ $	1.041612 1.000000	$ $	1.197776 1.041612	12,009.617 0.000
Fidelity – VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2007 2006	$ $	1.105506 1.000000	$ $	1.162377 1.105506	0.000 0.000
Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2007 2006	$ $	1.192024 1.000000	$ $	1.701265 1.192024	43,248.903 4,348.698
Vanguard – Equity Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.129468 1.000000	$ $	1.183711 1.129468	128,862.103 52,746.814
Vanguard – Mid-Cap Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.082925 1.000000	$ $	1.143091 1.082925	17,582.420 16,375.192
Vanguard – REIT Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.252369 1.000000	$ $	1.038720 1.252369	18,357.452 8,158.080
Vanguard – Short-Term Investment-Grade Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.041032 1.000000	$ $	1.097692 1.041032	265,919.378 111,164.266
Vanguard – Total Bond Market Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.038833 1.000000	$ $	1.105276 1.038833	505,413.577 259,542.522
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2007 2006	$ $	1.250877 1.000000	$ $	1.446920 1.250877	9,275.607 175,599.481
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2007 2006	$ $	1.025491 1.000000	$ $	1.074810 1.025491	27,308.068 2,978.486
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2007 2006	$ $	1.054250 1.000000	$ $	1.041156 1.054250	0.000 0.000

41

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.063429 1.000000	$ $	1.124583 1.063429	11,197.822 0.000
Transamerica Asset Allocation – Growth VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.099420 1.000000	$ $	1.177580 1.099420	141,902.257 136,862.936
Transamerica Asset Allocation – Moderate VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.075393 1.000000	$ $	1.153989 1.075393	185,419.517 185,419.517
Transamerica Asset Allocation Moderate Growth VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.088818 1.000000	$ $	1.166835 1.088818	263,594.376 0.000
Transamerica Capital Guardian Global VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.083981 1.000000	$ $	1.145431 1.083981	0.000 0.000
Transamerica Capital Guardian Value VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.138203 1.000000	$ $	1.060285 1.138203	0.000 0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006	$ $	1.320226 1.000000	$ $	1.224322 1.320226	7,291.282 7,476.360
Transamerica JPMorgan Enhanced Index VP – Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006	$ $	1.129556 1.000000	$ $	1.173735 1.129556	0.000 0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.145678 1.000000	$ $	1.150603 1.145678	0.000 0.000
Transamerica MFS International Equity VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.149183 1.000000	$ $	1.246838 1.149183	0.000 0.000
Transamerica PIMCO Total Return VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.037433 1.000000	$ $	1.123498 1.037433	35,823.605 32,008.081
Transamerica T. Rowe Price Small Cap VP – Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	0.954257 1.000000	$ $	1.039682 0.954257	0.000 0.000
Transamerica Templeton Global VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006	$ $	1.136759 1.000000	$ $	1.302212 1.136759	0.000 0.000
Transamerica Equity VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.042833 1.000000	$ $	1.205385 1.042833	35,970.588 22,636.056
Transamerica Growth Opportunities VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.011199 1.000000	$ $	1.237171 1.011199	40.007 0.000
Transameica Science and Technology VP – Initial Class(2) Subaccount Inception Date July 1, 2002	2007 2006	$ $	0.962654 1.000000	$ $	1.270308 0.962654	0.000 0.000
Transamerica Value Balanced VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.122907 1.000000	$ $	1.191132 1.122907	0.000 0.000
Transamerica Van Kampen Active International Allocation VP – Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006	$ $	1.157571 1.000000	$ $	1.330160 1.157571	0.000 0.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.029778 1.000000	$ $	1.254254 1.029778	0.000 0.000
AllianceBernstein Global Technology Portfolio – Class B Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.031119 1.000000	$ $	1.228829 1.031119	0.000 0.000
AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2007 2006	$ $	0.960801 1.000000	$ $	1.075987 0.960801	0.000 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2007 2006	$ $	0.961069 1.000000	$ $	1.085364 0.961069	0.000 0.000
Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date March 31, 1997	2007 2006	$ $	1.021792 1.000000	$ $	1.152361 1.021792	0.000 0.000
Credit Suisse – International Focus Portfolio Subaccount Inception Date March 31, 1997	2007 2006	$ $	1.137360 1.000000	$ $	1.318165 1.137360	30,082.157 15,362.331
Credit Suisse – Small Cap Core I Portfolio Subaccount Inception Date March 31, 1997	2007 2006	$ $	0.952468 1.000000	$ $	0.938863 0.952468	13,573.986 6,158.868
DFA – VA Global Bond Portfolio Subaccount Inception Date January 18,1995	2007 2006	$ $	1.031744 1.000000	$ $	1.081090 1.031744	0.000 0.000
DFA – VA International Small Portfolio Subaccount Inception Date October 6, 1995	2007 2006	$ $	1.159999 1.000000	$ $	1.229156 1.159999	27,437.170 28,210.307
DFA – VA International Value Portfolio Subaccount Inception Date October 3, 1995	2007 2006	$ $	1.255333 1.000000	$ $	1.381974 1.255333	110,647.750 100,852.679
DFA – VA U.S. Large Value Portfolio(4) Subaccount Inception Date January 18,1995	2007 2006	$ $	1.145313 1.000000	$ $	1.104947 1.145313	124,120.453 124,449.436
DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2007 2006	$ $	1.037521 1.000000	$ $	1.082614 1.037521	0.000 0.000
DFA – VA U.S. Targeted Value Portfolio(5) Subaccount Inception Date October 6, 1995	2007 2006	$ $	1.113699 1.000000	$ $	0.952487 1.113699	165,313.635 161,614.430

42

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.071697 1.000000	$ $	1.145110 1.071697	0.000 0.000
Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.148958 1.000000	$ $	1.220332 1.148958	0.000 0.000
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2007 2006	$ $	1.147297 1.000000	$ $	1.030198 1.147297	23,283.748 11,286.862
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2007 2006	$ $	1.127473 1.000000	$ $	1.165958 1.127473	0.000 0.000
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2007 2006	$ $	1.036683 1.000000	$ $	1.095240 1.036683	67,598.555 47,887.904
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2007 2006	$ $	1.089395 1.000000	$ $	1.119987 1.089395	44,552.066 23,870.736
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2007 2006	$ $	1.036329 1.000000	$ $	1.079113 1.036329	0.000 0.000
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.036286 1.000000	$ $	1.211275 1.036286	41.192 0.000
Fidelity – VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2007 2006	$ $	1.041140 1.000000	$ $	1.196617 1.041140	0.000 0.000
Fidelity – VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2007 2006	$ $	1.105014 1.000000	$ $	1.161281 1.105014	0.000 0.000
Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2007 2006	$ $	1.191478 1.000000	$ $	1.699638 1.191478	3,714.009 5,155.192
Vanguard – Equity Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.128963 1.000000	$ $	1.182582 1.128963	22,884.948 22,884.948
Vanguard – Mid-Cap Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.082434 1.000000	$ $	1.142011 1.082434	18,664.944 19,794.786
Vanguard – REIT Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.251809 1.000000	$ $	1.037741 1.251809	8,168.477 7,370.741
Vanguard – Short-Term Investment-Grade Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.040558 1.000000	$ $	1.096664 1.040558	0.000 0.000
Vanguard – Total Bond Market Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.038362 1.000000	$ $	1.104244 1.038362	0.000 0.000
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2007 2006	$ $	1.250312 1.000000	$ $	1.445548 1.250312	3,870.692 4,688.473
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2007 2006	$ $	1.025044 1.000000	$ $	1.073799 1.025044	9,945.043 10,202.811
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2007 2006	$ $	1.053778 1.000000	$ $	1.040171 1.053778	0.000 0.000

43

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation – Conservative VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.061995 1.000000	$ $	1.121343 1.061995	6,904.239 0.000
Transamerica Asset Allocation – Growth VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.097945 1.000000	$ $	1.174241 1.097945	11,017.505 0.000
Transamerica Asset Allocation – Moderate VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.073927 1.000000	$ $	1.150681 1.073927	0.000 0.000
Transamerica Asset Allocation Moderate Growth VP – Initial Class(1) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.087357 1.000000	$ $	1.163516 1.087357	14,792.760 0.000
Transamerica Capital Guardian Global VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.082517 1.000000	$ $	1.142161 1.082517	0.000 0.000
Transamerica Capital Guardian Value VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.136669 1.000000	$ $	1.057271 1.136669	0.000 0.000
Transamerica Clarion Global Real Estate Securities VP – Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006	$ $	1.318453 1.000000	$ $	1.220847 1.318453	0.000 0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006	$ $	1.128036 1.000000	$ $	1.170400 1.128036	0.000 0.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.144130 1.000000	$ $	1.147339 1.144130	0.000 0.000
Transamerica MFS International Equity VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.147639 1.000000	$ $	1.243301 1.147639	0.000 0.000
Transamerica PIMCO Total Return VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.036042 1.000000	$ $	1.120302 1.036042	3,329.818 3,340.678
Transamerica T. Rowe Price Small Cap VP – Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	0.953327 1.000000	$ $	1.037117 0.953327	0.000 0.000
Transamerica Templeton Global VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006	$ $	1.135237 1.000000	$ $	1.298520 1.135237	0.000 0.000
Transamerica Equity VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.041415 1.000000	$ $	1.201954 1.041415	0.000 0.000
Transamerica Growth Opportunities VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.009832 1.000000	$ $	1.233656 1.009832	0.000 0.000
Transameica Science and Technology VP – Initial Class(2) Subaccount Inception Date July 1, 2002	2007 2006	$ $	0.961354 1.000000	$ $	1.266688 0.961354	0.000 0.000
Transamerica Value Balanced VP – Initial Class(2) Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.121408 1.000000	$ $	1.187762 1.121408	0.000 0.000
Transamerica Van Kampen Active International Allocation VP – Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006	$ $	1.156010 1.000000	$ $	1.326387 1.156010	0.000 0.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.028389 1.000000	$ $	1.250691 1.028389	0.000 0.000
AllianceBernstein Global Technology Portfolio – Class B Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.029728 1.000000	$ $	1.225350 1.029728	0.000 0.000
AllianceBernstein Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2007 2006	$ $	0.959497 1.000000	$ $	1.072904 0.959497	0.000 0.000
AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2007 2006	$ $	0.959775 1.000000	$ $	1.082285 0.959775	0.000 0.000
Columbia Small Company Growth Fund, Variable Series – Class A Subaccount Inception Date March 31, 1997	2007 2006	$ $	1.020413 1.000000	$ $	1.149079 1.020413	0.000 0.000
Credit Suisse – International Focus Portfolio Subaccount Inception Date March 31, 1997	2007 2006	$ $	1.135830 1.000000	$ $	1.314428 1.135830	0.000 0.000
Credit Suisse – Small Cap Core I Portfolio Subaccount Inception Date March 31, 1997	2007 2006	$ $	0.951185 1.000000	$ $	0.936191 0.951185	0.000 0.000
DFA – VA Global Bond Portfolio Subaccount Inception Date January 18,1995	2007 2006	$ $	1.030350 1.000000	$ $	1.078010 1.030350	171,763.732 171,763.732
DFA – VA International Small Portfolio Subaccount Inception Date October 6, 1995	2007 2006	$ $	1.158434 1.000000	$ $	1.225661 1.158434	0.000 0.000
DFA – VA International Value Portfolio Subaccount Inception Date October 3, 1995	2007 2006	$ $	1.253621 1.000000	$ $	1.378026 1.253621	59,337.829 59,337.829
DFA – VA U.S. Large Value Portfolio(4) Subaccount Inception Date January 18,1995	2007 2006	$ $	1.143778 1.000000	$ $	1.101815 1.143778	55,891.642 55,891.642
DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2007 2006	$ $	1.036114 1.000000	$ $	1.079515 1.036114	0.000 0.000
DFA – VA U.S. Targeted Value Portfolio(5) Subaccount Inception Date October 6, 1995	2007 2006	$ $	1.112210 1.000000	$ $	0.949794 1.112210	71,803.923 71,803.923

44

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.070254 1.000000	$ $	1.141852 1.070254	0.000 0.000
Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2007 2006	$ $	1.147410 1.000000	$ $	1.216854 1.147410	0.000 0.000
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2007 2006	$ $	1.145756 1.000000	$ $	1.027275 1.145756	0.000 0.000
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2007 2006	$ $	1.125957 1.000000	$ $	1.162644 1.125957	4,785.328 4,800.937
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2007 2006	$ $	1.035285 1.000000	$ $	1.092127 1.035285	0.000 0.000
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2007 2006	$ $	1.087932 1.000000	$ $	1.116811 1.087932	0.000 0.000
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2007 2006	$ $	1.034941 1.000000	$ $	1.076066 1.034941	0.000 0.000
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.035255 1.000000	$ $	1.208266 1.035255	0.000 0.000
Fidelity – VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2007 2006	$ $	1.039746 1.000000	$ $	1.193234 1.039746	0.000 0.000
Fidelity – VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2007 2006	$ $	1.103523 1.000000	$ $	1.157981 1.103523	0.000 0.000
Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2007 2006	$ $	1.189876 1.000000	$ $	1.694821 1.189876	0.000 0.000
Vanguard – Equity Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.127446 1.000000	$ $	1.179230 1.127446	39,345.507 39,345.507
Vanguard – Mid-Cap Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.080976 1.000000	$ $	1.138758 1.080976	3,397.341 3,408.406
Vanguard – REIT Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.250124 1.000000	$ $	1.034794 1.250124	0.000 0.000
Vanguard – Short-Term Investment-Grade Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.039141 1.000000	$ $	1.093513 1.039141	0.000 0.000
Vanguard – Total Bond Market Index Subaccount Inception Date January 1, 2006	2007 2006	$ $	1.036977 1.000000	$ $	1.101109 1.036977	175,583.172 175,599.481
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2007 2006	$ $	1.248623 1.000000	$ $	1.441430 1.248623	0.000 0.000
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2007 2006	$ $	1.023661 1.000000	$ $	1.070743 1.023661	0.000 0.000
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2007 2006	$ $	1.052357 1.000000	$ $	1.037219 1.052357	0.000 0.000

(1)	Transamerica was added to the beginning of the fund name; and Portfolio was replaced with VP at the end of the fund name.

(2)	Unless previously part of the name, Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.

(3)	Formerly known as Templeton Transamerica Global.

(4)	Formerly known as VA Large Value Portfolio.

(5)	Formerly known as VA Small Value Portfolio.

Transamerica Index 50 VP and Transamerica Index 75 VP had not commenced operations as of December 31, 2007, therefore, comparable data is not available.

45

APPENDIX B

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

46

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $10,000

EWD = $5,500 ($10,000 - $4,500)

PV = $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One. The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 4.5% WD)) * TWB before any adjustments

2.	($5,500 / ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three. Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount?

$6,432.75 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $6,432.75 = $93,567.25

Result. The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal) we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st. This calculation assumes no more activity prior to the next January 1st.

Step One. What is the new maximum annual withdrawal amount?

$93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result. Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

47

TFLIC SEPARATE ACCOUNT VNY

STATEMENT OF ADDITIONAL INFORMATION

For the

THE ADVISOR’S EDGE® NY VARIABLE ANNUITY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(A New York Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® NY Variable Annuity policy (the “Policy”) offered by Transamerica Financial Life Insurance Company (the “Company” or “TFLIC”). You may obtain a copy of the Prospectus dated May 1, 2008, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the policy.

May 1, 2008

2

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Financial Markets Division – Variable Annuity Department, Transamerica Financial Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least one year after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 95, except expressly allowed by TFLIC.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary — The person who has the right to the death benefit set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for business.

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Nonqualified Policy — A policy other than a qualified policy.

Owner (Policy Owner, You, Your) — The individual or entity that owns an individual policy.

Policy — The individual policy.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, if applicable, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment — An amount paid to TFLIC by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — TFLIC Separate Account VNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each policy anniversary for policy maintenance and related administrative expenses.

3

Subaccount — subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner — A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request — Written notice, signed by the owner, that gives TFLIC the information it requires and that is received at the administrative and service office.

[THIS SPACE INTENTIONALLY LEFT BLANK]

4

THE POLICY — GENERAL PROVISIONS

Owner

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of TFLIC; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless TFLIC has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless TFLIC has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by TFLIC.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment TFLIC has made or action TFLIC has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the policy value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between TFLIC and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

Non-Participating

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of TFLIC.

5

Misstatement of Age or Sex

TFLIC may require proof of age and sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Policy are incorrect, TFLIC will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, TFLIC will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant’s lifetime. TFLIC is not responsible for the validity of any assignment. No assignment will be recognized until TFLIC receives at the Administrative and Service Office the appropriate TFLIC form notifying TFLIC of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. TFLIC shall not be liable as to any payment or other settlement made by TFLIC before receipt of the appropriate TFLIC form.

Addition, Deletion or Substitution of Investments

TFLIC cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. TFLIC retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. TFLIC reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of TFLIC, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of TFLIC, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by TFLIC. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. TFLIC may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, TFLIC will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, TFLIC will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, TFLIC will reinvest the amounts or in another subaccount, if appropriate.

Similarly, TFLIC may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Federated Prime Money Market Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Peoples Benefit will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, TFLIC may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

6

To the extent permitted by applicable law, TFLIC also may transfer the assets of the separate account associated with the policies to another account or accounts.

Computation of Variable Annuity Income Payments

In order to supplement the description in the Prospectus, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	=	any increase or decrease in the value of the Subaccount due to investment results;

(b)	=	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by TFLIC of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

Exchanges

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

7

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, TFLIC will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

Death Benefit

Adjusted Partial Surrender. In the event of a partial surrender of your Policy, the amount of your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is multiplied by the adjustment factor, which is current death proceeds prior to the surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Requested surrender	$15,000
Adjusted partial surrender = 15,000 * (75,000 / 50,000)	$22,500
New guaranteed minimum death benefit (after surrender) = 75,000 – 22,500	$52,500
New policy value (after surrender) = 50,000 – 15,000	$35,000

Summary:

Reduction in guaranteed minimum death benefit	=$22,500
Reduction in policy value	=$15,000

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Requested surrender	$15,000
Reduction in policy value = $15,000	$15,000
Adjusted partial surrender = $15,000 * (75,000 / 75,000)	$15,000
New guaranteed minimum death benefit (after surrender) = 50,000 – 15,000	$35,000
New policy value (after surrender) = 75,000 – 15,000	$60,000

Summary:

Reduction in guaranteed minimum death benefit	=$	15,000
Reduction in policy value	=$	15,000

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

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PERFORMANCE INFORMATION

Money Market Subaccount Yields

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return) + 1)365/7] - 1

30-Day Yield For Non-Money Market Subaccounts

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

Yield = 2[(a - b + 1)6 - 1]

   cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

Standardized Average Annual Total Return For Subaccounts

When advertising performance of the subaccounts, TFLIC will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1 + T)n = ERV

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Where:

[P]	equals a hypothetical initial Premium Payment of $1,000;

[T]	equals an average annual total return;

[n]	equals the number of years; and

[ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

There are no average annual total returns for periods from inception of the subaccounts to December 31, 2005 because the subaccounts had not commenced operations as of December 31, 2005

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

TFLIC may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

Non-Standardized Adjusted Historical Average Annual Total Return

TFLIC may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any Premium Taxes (if any), which, if included, would reduce the percentages reported.

Individualized Computer Generated Illustrations

TFLIC may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

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Reports and marketing materials may, from time to time, include information concerning the rating of Transamerica Financial Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

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•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Portfolios’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by TFLIC. The assets are kept physically segregated and held separate and apart from TFLIC’s general account assets. The general account contains all of the assets of TFLIC. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or

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change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise. The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. TFLIC has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

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For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

TFLIC makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the policy value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions

14

are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than

15

one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF TFLIC

TFLIC at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of TFLIC and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF TFLIC

TFLIC is a stock life insurance company organized under the laws of New York, and is subject to regulation by the New York Department of Insurance. An annual statement is filed with the New York Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of TFLIC as of December 31st of the preceding calendar year. Periodically, the New York Commissioner of Insurance examines the financial condition of TFLIC, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by TFLIC. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, TFLIC will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Corporation, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like TFLIC, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. During fiscal year 2007, TCI paid no amounts in commissions in connection with the sale of the Policies.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of TFLIC at December 31, 2007 and 2006,

16

and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge NY Policy Owners as of December 31, 2007, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2007, and 2006, and for each of the three years in the period ended December 31, 2007, including the Reports of Independent Registered Public Accounting Firm thereon, also are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge NY Policy Owners and should be considered only as bearing on the ability of TFLIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

1

Ernst & Young LLP

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Transamerica Financial Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties.

March 28, 2008

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2007	2006
Admitted assets
Cash and invested assets:
Bonds:
Affiliated entities	$5,000	$5,000
Unaffiliated entities	5,743,314	6,273,620
Preferred stocks	155,785	145,220
Common stocks:
Affiliated entities (cost: 2007 - $1,762; 2006 - $1,208)	2,107	1,382
Unaffiliated (cost: 2007 - $3,777; 2006 - $44,627)	16,183	57,501
Mortgage loans on real estate	1,174,369	1,063,723
Policy loans	49,804	46,470
Receivable for securities	—	16,332
Cash, cash equivalents and short-term investments	740,228	229,354
Other invested assets	112,326	80,652

Total cash and invested assets	7,999,116	7,919,254
Premiums deferred and uncollected	89,796	105,530
Due and accrued investment income	75,511	82,969
Net deferred income tax asset	15,104	17,848
Reinsurance receivable	37,076	48,703
Receivable from parent, subsidiaries and affiliates	22,117	9,827
Accounts receivable	97,510	56,889
Other admitted assets	4,123	4,243
Separate account assets	9,431,392	8,557,416

Total admitted assets	$17,771,745	$16,802,679

3

	December 31
	2007	2006
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$942,064	$904,998
Annuity	5,710,310	5,590,652
Accident and health	35,933	35,623
Policy and contract claim reserves:
Life	85,751	101,694
Accident and health	13,596	12,686
Liability for deposit-type contracts	284,489	268,161
Other policyholders’ funds	910	765
Transfers to (from) separate accounts due or accrued	(14,204)	1,637
Remittances and items not allocated	197,581	140,734
Borrowed money	—	74,046
Asset valuation reserve	101,179	90,484
Interest maintenance reserve	38,454	33,043
Funds held under coinsurance and other reinsurance treaties	9,285	9,710
Reinsurance in unauthorized companies	19,467	5,873
Commissions and expense allowances payable on reinsurance assumed	11,650	14,151
Payable for securities	935	11,185
Payable to affiliates	62,963	29,666
Federal and foreign income taxes payable	1,011	5,034
Other liabilities	28,385	27,162
Separate account liabilities	9,428,691	8,557,298

Total liabilities	16,958,450	15,914,602
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	601,519	602,130
Special surplus	3,791	2,825
Unassigned surplus	205,485	280,622

Total capital and surplus	813,295	888,077

Total liabilities and capital and surplus	$17,771,745	$16,802,679

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$374,806	$379,741	$249,826
Annuity	3,109,527	2,153,973	2,213,609
Accident and health	55,118	53,652	58,083
Net investment income	427,355	417,646	420,913
Amortization of interest maintenance reserve	5,846	9,968	14,342
Commissions and expense allowances on reinsurance ceded	60,183	55,505	113,924
Income from fees associated with investment management, administration and contract guarantees for separate accounts	71,419	68,205	59,950
Reinsurance reserve adjustment	(365)	(3,314)	(8,546)
Consideration on reinsurance transaction	15,520	20,198	—
Other income	9,871	4,102	5,755

	4,129,280	3,159,676	3,127,856
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	282,502	317,136	223,756
Surrender benefits	2,724,328	2,747,378	2,052,174
Other benefits	79,802	76,848	74,894
Increase (decrease) in aggregate reserves for policies and contracts:
Life	37,066	49,098	33,552
Annuity	119,658	(125,069)	(49,133)
Accident and health	310	9,433	(493)

	3,243,666	3,074,824	2,334,750
Insurance expenses:
Commissions	127,354	130,659	169,842
General insurance expenses	98,975	86,676	88,317
Taxes, licenses and fees	8,763	6,048	227
Net transfers to (from) separate accounts	456,130	(279,236)	396,035
Experience refunds	45,429	17,314	(14,106)
Other expenses	(4,213)	(2,257)	2,453

	732,438	(40,796)	642,768

Total benefits and expenses	3,976,104	3,034,028	2,977,518

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	153,176	125,648	150,338
Dividends to policyholders	6	—	104

Gain from operations before federal income tax expense and net realized capital losses on investments	153,170	125,648	150,234
Federal income tax expense	36,347	27,475	31,920

Gain from operations before net realized capital losses on investments	116,823	98,173	118,314
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	7,937	(4,906)	(1,608)

Net income	$124,760	$93,267	$116,706

See accompanying notes.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2005	$2,058	$442	$600,922	$2,794	$84,483	$690,699
Net income	—	—	—	732	115,974	116,706
Change in nonadmitted assets	—	—	—	—	43,676	43,676
Change in unrealized capital gains/losses	—	—	—	—	(2,741)	(2,741)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	4,170	4,170
Change in asset valuation reserve	—	—	—	—	(12,286)	(12,286)
Change in net deferred income tax asset	—	—	—	—	(31,257)	(31,257)
Reinsurance transactions	—	—	—	—	(2,620)	(2,620)
Dividend to stockholder	—	—	—	—	(5,000)	(5,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	749	—	—	749

Balance at December 31, 2005	2,058	442	601,671	3,526	194,399	802,096
Net income (loss)	—	—	—	(701)	93,968	93,267
Change in nonadmitted assets	—	—	—	—	(11,352)	(11,352)
Change in net unrealized capital gains/losses	—	—	—	—	(369)	(369)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,363)	(1,363)
Change in asset valuation reserve	—	—	—	—	(10,516)	(10,516)
Change in net deferred income tax asset	—	—	—	—	17,113	17,113
Reinsurance transactions	—	—	—	—	(995)	(995)
Cumulative effect of change in accounting principles	—	—	—	—	(40)	(40)
Change in surplus in separate accounts	—	—	—	—	(223)	(223)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	459	—	—	459

Balance at December 31, 2006	$2,058	$442	$602,130	$2,825	$280,622	$888,077

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006	$2,058	$442	$602,130	$2,825	$280,622	$888,077
Net income	—	—	—	966	123,794	124,760
Change in nonadmitted assets	—	—	—	—	32,372	32,372
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	12,415	12,415
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	11	11
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(13,594)	(13,594)
Change in asset valuation reserve	—	—	—	—	(10,695)	(10,695)
Change in net deferred income tax asset	—	—	—	—	(21,027)	(21,027)
Reinsurance transactions	—	—	—	—	(995)	(995)
Change in surplus in separate accounts	—	—	—	—	2,582	2,582
Dividend to stockholder	—	—	—	—	(200,000)	(200,000)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	(611)	—	—	(611)

Balance at December 31, 2007	$2,058	$442	$601,519	$3,791	$205,485	$813,295

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Operating activities
Premiums collected, net of reinsurance	$3,556,342	$2,581,640	$2,535,755
Net investment income	450,723	440,921	445,613
Miscellaneous income	144,342	326,678	168,131
Benefit and loss related payments	(3,122,787)	(3,168,580)	(2,303,367)
Net transfers (to) from separate account	(471,971)	277,836	(391,702)
Commissions, expenses paid and aggregate write-ins for deductions	(265,689)	(226,521)	(249,330)
Dividends paid to policyholders	(6)	—	(104)
Federal and foreign income taxes paid	(52,475)	(8,119)	(30,924)

Net cash provided by operating activities	238,479	223,855	174,072
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,515,383	3,953,279	3,235,404
Preferred stock	61,968	67,383	5,343
Common stock	85,304	61,034	53,797
Mortgage loans	164,207	81,313	123,334
Other invested assets	24,243	6,964	10,162
Miscellaneous proceeds	16,332	3,989	1,138

Total investment proceeds	3,867,437	4,173,962	3,429,178
Cost of investments acquired:
Bonds	(2,991,765)	(3,711,556)	(3,240,283)
Preferred stock	(69,961)	(95,149)	(5,293)
Common stock	(26,536)	(29,369)	(87,617)
Mortgage loans	(277,482)	(353,100)	(288,647)
Other invested assets	(41,803)	(53,554)	(11,942)
Miscellaneous applications	(11,237)	(17,060)	(121,609)

Total cost of investments acquired	(3,418,784)	(4,259,788)	(3,755,391)
Net increase in policy loans	(3,353)	(2,614)	(1,732)

Net cost of investments acquired	(3,422,137)	(4,262,402)	(3,757,123)

Net cash provided by (used in) investing activities	445,300	(88,440)	(327,945)

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Financing and miscellaneous activities
Net deposits on deposit-type contracts and other insurance liabilities	$62,521	$(15,910)	$56,797
Borrowed funds received (returned)	(73,684)	73,683	—
Dividends to stockholders	(200,000)	—	(5,000)
Funds withheld under reinsurance treaties with unauthorized reinsurers	(1,968)	(201,054)	934
Other cash provided (used)	40,226	75,517	(38,312)

Net cash provided by (used in) financing and miscellaneous activities	(172,905)	(67,764)	14,419

Net increase (decrease) in cash and short-term investments	510,874	67,651	(139,454)
Cash, cash equivalents and short-term investments:
Beginning of year	229,354	161,703	301,157

End of year	$740,228	$229,354	$161,703

Non-cash proceeds:
Schedule reclasses	$1,974	$113,292	$—

See accompanying notes.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, Inc. (AEGON) and minority owned by Transamerica Occidental Life Insurance Company (TOLIC). Both AEGON and TOLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS AND ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily deferred tax assets, amounts recoverable from reinsurers, goodwill and other assets not specifically identified as an admitted asset with the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non- admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6 which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $1,974 and $113,292 as of December 31, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies are reported at fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with an adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are accounted for based on audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

The Company has minor ownership interests in limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2007, 2006 and 2005.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2007 and 2006, the Company excluded investment income due and accrued of $607 and $443, respectively, with respect to such practices.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2006, securities with a book value of $73,314 and a market value of $73,499 were subject to dollar reverse repurchase agreements. The Company did not participate in dollar reverse repurchase agreements at December 31, 2007.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financials statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying amount of derivative instruments is included in either the other invested assets or the other liabilities on the balance sheet, depending upon the balance of the derivative as of the end of the reporting period. As of December 31, 2007, derivatives in the amount of $6,322 were reflected in other invested assets. As of December 31, 2006, derivatives in the amount of $7,013 were reflected in other liabilities.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0% to 7.25% and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.5% to 8.25% and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserves in the statement of operations.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-tem bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at market value. With the exception of some guaranteed separate accounts, the investment risks associated with market value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 3% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,919,366, $1,481,491 and $1,594,964, in 2007, 2006 and 2005, respectively. In addition, the Company received $71,419, $68,205 and $59,950, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded (income) expense of $(611), $345 and $587 for the years ended December 31, 2007, 2006 and 2005, respectively. In addition, the Company recorded an adjustment to capital and surplus for the tax affected portion of the income tax expense recorded for these plans over and above the amount reflected in the statement of operations in the amount of $315, $114 and $162 for years ended December 31, 2007, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2006 and 2005 financial statements to conform to the 2007 presentation.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by and $40 at January 1, 2006.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Interest rate swaps and credit swaps: Estimated fair values of interest rate swaps and credit swaps are based on the pricing models or formulas using current assumptions.

Separate account assets: The fair values of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowed money: Carrying value of borrowed money approximates fair value.

Receivable for securities and payable for securities: The carrying amounts reported in the statutory-basis balance sheet for these instruments, approximates their fair value.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s liabilities for insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, unaffiliated	$618,428	$618,428	$197,554	$197,554
Bonds, unaffiliated	5,743,314	5,712,081	6,273,620	6,295,839
Preferred stocks	155,785	151,975	145,220	151,385
Common stocks, unaffiliated	16,183	16,183	57,501	57,501
Mortgage loans on real estate	1,174,369	1,191,090	1,063,723	1,074,265
Policy loans	49,804	49,804	46,470	46,470
Interest rate swaps	6,322	11,655	(7,013)	(11,467)
Credit default swaps	—	45	—	72
Separate account assets	9,431,392	9,423,022	8,557,416	8,543,018
Liabilities
Investment contract liabilities	5,258,703	5,156,842	5,618,274	5,506,656
Borrowed money	—	—	74,046	74,046
Separate account annuity liabilities	9,200,295	9,210,411	8,385,517	8,350,197

4. Investments

The carrying amounts (cost for common stocks) and estimated fair values of investments in bonds, preferred and common stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$150,766	$7,235	$—	$25	$157,976
State, municipal and other government	121,318	7,414	199	2,683	125,850
Public utilities	437,529	8,829	3,039	3,428	439,890
Industrial and miscellaneous	2,987,224	53,631	21,133	27,834	2,991,889
Mortgage-backed and asset-backed securities	2,046,477	9,747	17,015	42,733	1,996,476

	5,743,314	86,856	41,386	76,703	5,712,081
Preferred stocks	155,785	2,229	286	5,753	151,975
Common stocks	3,777	12,406	—	—	16,183

	$5,902,876	$101,491	$41,672	$82,456	$5,880,239

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$308,418	$5,320	$3,166	$69	$310,503
State, municipal and other government	161,267	14,269	496	30	175,010
Public utilities	525,098	10,704	6,866	809	528,127
Industrial and miscellaneous	3,236,454	58,040	37,252	6,415	3,250,827
Mortgage-backed and asset-backed securities	2,042,383	12,416	20,827	2,599	2,031,372

	6,273,620	100,749	68,607	9,922	6,295,839
Preferred stocks	145,220	6,888	571	152	151,385
Common stocks	44,627	13,714	—	840	57,501

	$6,463,467	$121,351	$69,178	$10,914	$6,504,725

At December 31, 2007, the Company held bonds with a carrying value of $1,985 and amortized cost of $3,064 that have an NAIC rating of 6 which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 309 and 498 securities with a carrying value of $1,399,310 and $2,511,398 and an unrealized loss of $41,672 and $69,178 with an average price of 97.0 and 98.7 (NAIC market value/amortized cost). Of this portfolio, 95.76% and 94.18% were investment grade with associated unrealized losses of $37,920 and $62,305, respectively.

At December 31, 2007 and 2006, respectively, for securities that have been in an unrealized loss position for less than twelve months, the Company held 401 and 258 securities with a carrying value of $1,911,941 and $1,119,662 and an unrealized loss of $82,456 and $10,074 with an average price of 95.7 and 89.6 (NAIC market value/amortized cost). Of this portfolio, 90.22% and 95.73% were investment grade with associated unrealized losses of $72,859 and $8,758, respectively.

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying value. Additionally, financial condition, near-term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and redeemable preferred stocks with unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Bonds:
United States Government and agencies	$—	$2,810	$2,810
State, municipal and other government	4,330	28,588	32,918
Public utilities	115,784	106,352	222,136
Industrial and miscellaneous	647,377	830,946	1,478,323
Mortgage and other asset-backed securities	585,848	779,520	1,365,368

	1,353,339	1,748,216	3,101,555
Preferred stocks	4,298	81,269	85,567

	$1,357,637	$1,829,485	$3,187,122

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$112,740	$11,761	$124,501
State, municipal and other government	13,759	4,439	18,198
Public utilities	229,561	87,678	317,239
Industrial and miscellaneous	1,283,478	534,553	1,818,031
Mortgage and other asset-backed securities	781,218	448,130	1,229,348

	2,420,756	1,086,561	3,507,317
Preferred stocks	21,463	23,028	44,491

	$2,442,219	$1,109,589	$3,551,808

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$326,566	$326,131
Due after one year through five years	1,556,212	1,561,007
Due after five years through ten years	1,126,157	1,123,685
Due after ten years	687,902	704,783

	3,696,837	3,715,616
Mortgage-backed and asset-backed securities	2,046,477	1,996,475

	$5,743,314	$5,712,081

Subprime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy subprime mortgages directly. The Company’s position is related to so-called “asset-backed securities” (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a subprime mortgage position. Also included in the Company’s total subprime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have subprime FICO scores; however, the Company has included these ABS in its subprime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

For asset backed securities in an unrealized loss position, the Company would consider them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with Statement of Statutory Accounting Principles (SSAP) No. 43. The Company has not impaired any of its subprime mortgage positions in 2006 or 2007.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s subprime mortgage position at December 31, 2007:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$320,953	$320,959	$295,347
Collateralized Debt Obligations	1,768	1,768	1,768

	$322,721	$322,727	$297,115

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Income:
Bonds	$343,971	$363,808	$370,683
Mortgage loans on real estate	71,577	55,216	44,412
Common and preferred stocks	10,929	10,444	630
Policy loans	3,059	2,950	2,668
Derivative investments	(3,972)	(3,246)	7,643
Short-term investments, cash equivalents and cash	11,565	4,581	4,756
Other	6,406	3,766	9,723

Gross investment income	443,535	437,519	440,515
Less investment expenses	16,180	19,873	19,602

Net investment income	$427,355	$417,646	$420,913

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$3,517,357	$4,066,571	$3,235,404

Gross realized gains	$37,105	$18,678	$28,637
Gross realized losses	(29,308)	(48,890)	(24,203)

Net realized gains (losses)	$7,797	$(30,212)	$4,434

Gross realized losses include $9,515, $8,288 and $3,842, related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2007, 2006 and 2005, respectively.

At December 31, 2007, investments with an aggregate carrying amount of $3,495 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2007	2006	2005
Bonds	$7,797	$(30,212)	$4,434
Common stocks	18,472	7,904	6,257
Preferred stocks	887	(484)	50
Mortgage loans on real estate	(2,702)	831	2,460
Derivative instruments	(2,435)	(11,266)	(6,760)
Other invested assets	9,595	7,108	1,138

	31,614	(26,119)	7,579
Federal income tax effect	(12,420)	6,849	(4,795)
Transfer to interest maintenance reserve	(11,257)	14,364	(4,392)

Net realized capital gains (losses) on investments	$7,937	$(4,906)	$(1,608)

	Changes in Unrealized
	Year Ended December 31
	2007	2006	2005
Bonds	$(1,009)	$2,569	$(1,717)
Common stocks	(297)	(1,200)	2,906
Derivative instruments	13,410	(10,278)	(3,970)
Other invested assets	1,388	2,234	(2,724)

Change in unrealized capital gains (losses)	$13,492	$(6,675)	$(5,505)

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2007	2006
Unrealized gains	$12,751	$13,739
Unrealized losses	—	(691)

Net unrealized gains	$12,751	$13,048

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

There were no recorded investments in restructured securities nor any capital losses taken as a direct result of restructures in 2007. The recorded investment in restructured securities as of December 31, 2006 was $1,433. The capital losses taken as a direct result of restructures in 2006 were $202. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

There were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring, as of December 31, 2007 and 2006. There were no commitments to lend additional funds to debtors owing receivables whose terms have been modified in a troubled debt restructuring for either 2007 or 2006.

During 2007 the Company issued mortgage loans with interest rates ranging from 5.79% to 7.99%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 79%. The Company has a mortgage or deed of trust on the property thereby creating a lien, which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2007, the Company had no mortgage loans with interest more than 180 days overdue.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2007	2006	2005
Balance at beginning of period	$—	$—	$—
Additions, net charged to operations	—	—	400
Reduction due to write-downs charged against the allowance	—	—	400
Recoveries in amounts previously charged off	—	—	—

Balance at end of period	$—	$—	$—

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2007, 2006, and 2005, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2007 and 2006, the Company held a mortgage loan loss reserve in the AVR of $11,157 and $10,105, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

4. Investments (continued)

Geographic Distribution			Property Type Distribution

	December 31,			December 31,
	2007	2006		2007	2006
South Atlantic	23%	22%	Office	29%	29%
Pacific	23	22	Industrial	21	27
Mountain	17	20	Retail	19	17
W. South Central	12	8	Agricultural	10	6
Mid-Atlantic	9	8	Apartment	9	8
E. North Central	7	9	Medical	6	7
W. North Central	3	5	Other	6	6
E. South Central	3	4
New England	3	2

At December 31, 2007, the Company had one Low Income Housing Tax Credit. The remaining years of unexpired tax credits was seven and the property was not subject to regulatory review. The length of time remaining for holding period was eleven years. There are no contingent equity commitments expected to be paid during the years 2008 to 2018. There were no impairment losses, write-downs or reclassifications during the year related to this credit.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2007 and 2006, the Company had replicated assets with a fair value of $6,901 and $7,088, respectively, and credit default swaps with a fair value of $45 and $72, respectively. During the years ended December 31, 2007, 2006 and 2005, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $17,979.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $6,305.

For the years ended December 31, 2007 and 2006 the Company recorded unrealized gains (losses) of $5,986 and $(5,070), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company did not recognize any unrealized gains or losses during 2007 or 2006 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

At December 31, 2007 and 2006, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31
	2007	2006
Derivative securities:
Interest rate swaps:
Receive fixed – pay floating	$1,127,000	$716,000
Receive floating – pay fixed	179,938	251,050
Receive fixed – pay fixed	69,279	—
Receive floating – pay floating	—	100,000

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $2,078, $(10,881) and $(9,313), for the years ending December 31, 2007, 2006 and 2005, respectively.

Open futures contracts at December 31, 2007, and 2006, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2007:
230	FTSE Futures	$28,913	$29,436
171	S&P Futures	63,978	63,150
110	Nikkei Futures	15,400	14,779
60	Russell Futures	23,285	23,166
December 31, 2006:
130	FTSE Futures	$15,706	$15,813
120	S&P Futures	42,702	42,852
80	Nikkei Futures	10,958	11,603
50	Russell Futures	19,978	19,873

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$3,244,720	$2,282,667	$2,347,306
Reinsurance assumed - affiliated	151	189	279
Reinsurance assumed - unaffiliated	667,099	616,293	829,178
Reinsurance ceded - affiliated	(270,407)	(194,655)	(419,882)
Reinsurance ceded - unaffiliated	(102,112)	(117,128)	(235,363)

Net premiums earned	$3,539,451	$2,587,366	$2,521,518

Premiums ceded to affiliates for the years ended December 31, 2007, 2006 and 2005 were $270,407, $194,655 and $419,882, respectively. Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2007 and 2006 of $983,804 and $801,637, respectively.

The Company received reinsurance recoveries in the amounts of $237,826, $200,195 and $308,910, during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $46,257 and $82,121, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded December 31, 2007 and 2006 of $1,216,790 and $1,037,006, respectively.

Effective January 1, 2006, the Company recaptured a modified coinsurance agreement from an unaffiliated company. As a result, modco life reserves of $125,420 were recaptured at no gain or loss.

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company. The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 net of tax) reflected in the Statement of Operations. Adjustments of $15,520 were made during 2007 to true up to actual 2006 reserve balances.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. The Company has amortized $995 into earnings during 2007, 2006 and 2005 with a corresponding charge to unassigned surplus.

During 2005, the Company executed novation agreements associated with 18 reinsurance treaties from an affiliated entity, Transamerica International Re (Bermuda) Ltd. As a result of the novations, $181,147 of statutory reserves was assumed. Subsequently, the Company entered into a reinsurance agreement to cede these risks back to Transamerica International Re (Bermuda) Ltd. These transactions occurred with no gain or loss in the statement of operations or capital and surplus.

During 2001, the Company assumed certain traditional life insurance contracts from TOLIC. The Company recorded goodwill of $14,280 related to this transaction. The related amortization was $1,433 during 2007, 2006 and 2005. The remaining goodwill balance has been nonadmitted at December 31, 2007 and 2006.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $1,625 into earnings during 2005 with a corresponding charge to unassigned surplus. At December 31, 2005, the deferred gain has been completely amortized out of unassigned surplus and into income.

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes

The components of deferred taxes amounts are as follows:

	December 31
	2007	2006
Deferred tax assets:
Nonadmitted assets	$3,455	$7,789
Deferred acquisition costs	23,987	24,765
Reserves	30,818	30,156
§197 intangible amortization	3,986	7,861
Unrealized capital losses	3,891	7,850
Partnerships	—	4,801
Deferred intercompany losses	3,057	993
Other	6,926	3,609

Total deferred income tax assets	76,120	87,824
Nonadmitted deferred tax assets	34,612	53,977

Admitted deferred tax assets	41,508	33,847
Deferred tax liabilities:
Section 807(f) adjustments	3,144	3,347
Partnerships	5,199	—
Unrealized capital gains	13,728	9,769
Derivatives	2,329	1,823
Other	2,004	1,060

Total deferred income tax liabilities	26,404	15,999

Net admitted deferred tax asset	$15,104	$17,848

The change in net deferred income tax assets are as follows:

	December 31
	2007	2006	Change
Total deferred tax assets	$76,120	$87,824	$(11,704)
Total deferred tax liabilities	26,404	15,999	(10,405)

Net deferred tax asset	$49,716	$71,825	(22,109)

Tax effect of unrealized gains (losses)			1,082

Change in net deferred income tax			$(21,027)

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31
	2006	2005	Change
Total deferred tax assets	$87,824	$85,649	$2,175
Total deferred tax liabilities	15,999	37,244	21,245

Net deferred tax asset	$71,825	$48,405	23,420

Tax effect of unrealized gains (losses)			(6,307)

Change in net deferred income tax			$17,113

Nonadmitted deferred tax assets decreased (increased) $19,365, $24,781 and $(27,718) for 2007, 2006 and 2005, respectively.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$64,675	$34,835	$55,235
§197 intangibles	(3,875)	(3,875)	(3,875)
Amortization of IMR	(2,046)	(3,489)	(5,020)
Deferred acquisition costs – tax basis	62	5,609	(1,804)
Dividends received deduction	(3,056)	(2,463)	(3,191)
Investment income items	(940)	(2,611)	(757)
Low income housing credits	(2,028)	(2,158)	(1,730)
Prior year over accrual	(3,200)	(4,941)	(3,446)
Reinsurance transactions	(348)	(348)	(917)
Tax reserve valuation	324	(20)	3,209
All other adjustments	(801)	87	(989)

Federal income tax expense on operations and capital gains (losses) on investments	48,767	20,626	36,715
Less tax (benefit) on capital gains (losses)	12,420	(6,849)	4,795

Total federal income tax expense	$36,347	$27,475	$31,920

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$48,767	$20,626	$36,715
Change in net deferred income taxes	21,027	(17,113)	(31,527)

Total statutory income taxes	$69,794	$(3,513)	$(5,188)

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carry forwards are determined on the basis of the consolidated group. At December 31, 2006 the life subgroup had no loss carryforwards. At December 31, 2007 the life subgroup had $71,230 of general business credit carryforwards and $25,067 of foreign tax credit carryforwards which originated in 2006 and 2007. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. A tax return has not been filed for 2007.

Income taxes incurred during 2007 and 2005 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $59,017 and $286,973, respectively. There were no income taxes available for recoupment in 2006.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as “the policyholders’ surplus account”. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. During 2005, the Company made a distribution from the policyholder surplus account which reduced its balance at December 31, 2005 to zero.

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the years ended December 31, 2007 and 2006 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is underway for 2005 and 2006.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2007		2006
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal:
With market value adjustment	$1,066,355	7%	$1,160,610	8%
At book value less surrender charge of 5% or more	1,129,978	7	1,603,972	12
At fair value	4,892,449	32	4,444,067	31

Total with adjustment or at market value	7,088,782	46	7,208,649	51
At book value without adjustment (with minimal or no charge or adjustment)	2,872,403	19	2,736,232	19
Not subject to discretionary withdrawal	5,244,435	35	4,311,175	30

Total annuity reserves and deposit fund liabilities before reinsurance	15,205,620	100%	14,256,056	100%
Less reinsurance ceded	1,623		1,391

Net annuity reserves and deposit fund liabilities	$15,203,997		$14,254,665

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2007 and 2006 is as follows:

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$921,674	$997,692	$1,919,366

Reserves at December 31, 2007 for separate accounts with assets at:
Fair value	$2,015,589	$4,548,709	$6,564,298
Amortized cost	2,696,453	—	2,696,453

Total	$4,712,042	$4,548,709	$9,260,751

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$177,056	$—	$177,056
At book value without market value adjustment and with current surrender charge of 5% or more	61,704	—	61,704
At fair value	401,910	4,548,709	4,950,619
At book value without market value adjustment and with current surrender charge of less than 5%	84,649	—	84,649

Subtotal	725,319	4,548,709	5,274,028
Not subject to discretionary withdrawal	3,986,723	—	3,986,723

Total separate account liabilities at December 31, 2007	$4,712,042	$4,548,709	$9,260,751

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$804,838	$676,653	$1,481,491

Reserves at December 31, 2006 for separate accounts with assets at:
Fair value	$1,972,334	$4,340,800	$6,313,134
Amortized cost	2,120,187	—	2,120,187

Total	$4,092,521	$4,340,800	$8,433,321

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$258,666	$—	$258,666
At book value without market value adjustment and with current surrender charge of 5% or more	69,146	—	69,146
At fair value	148,810	4,340,800	4,489,610
At book value without market value adjustment and with current surrender charge of less than 5%	94,858	—	94,858

Subtotal	571,480	4,340,800	4,912,280
Not subject to discretionary withdrawal	3,521,041	—	3,521,041

Total separate account liabilities at December 31, 2006	$4,092,521	$4,340,800	$8,433,321

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$1,919,377	$1,481,563	$1,594,964
Transfers from separate accounts	(1,463,101)	(1,760,742)	(1,198,946)

Net transfers (from) to separate accounts	456,276	(279,179)	396,018
Other adjustments	(146)	(57)	17

Net transfers as set forth herein	$456,130	$(279,236)	$396,035

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Withdrawal Benefit	$10,265,272	$116,597	$—
2006	Guaranteed Minimum Withdrawal Benefit	$11,050,028	$87,719	$—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2007 and 2006, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Guaranteed Minimum Death Benefit	$2,007,096	$4,712	$1,623
2006	Guaranteed Minimum Death Benefit	$2,125,160	$4,253	$1,391

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2007 and 2006, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading are as follows:

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary direct first year business	$644	$556	$88
Ordinary direct renewal business	152,656	1,276	151,380
Group life direct business	747	151	596
Credit Life	59	—	59
Reinsurance ceded	(65,353)	—	(65,353)

Total life and annuity	88,753	1,983	86,770
Accident and health:
Direct	3,025	—	3,025
Reinsurance ceded	—	—	—

Total accident and health	3,025	—	3,025

	$91,778	$1,983	$89,795

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$1,739	$623	$1,116
Ordinary direct renewal business	162,023	1,306	160,717
Group life direct business	453	173	280
Credit Life	63	—	63
Reinsurance ceded	(59,237)	—	(59,237)

Total life and annuity	105,041	2,102	102,939
Accident and health:
Direct	2,591	—	2,591
Reinsurance ceded	—	—	—

Total accident and health	2,591	—	2,591

	$107,632	$2,102	$105,530

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2007 and 2006, the Company had insurance in force aggregating $100,891,321 and $113,559,242, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $109,934 and $113,200 to cover these deficiencies at December 31, 2007 and 2006, respectively.

8. Capital and Surplus

As of December 31, 2007, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. AEGON USA, Inc. owns 38,609 shares and Transamerica Occidental Life Insurance Company owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2008, without prior regulatory approval, is $81,079.

The Company held special surplus funds in the amount of $3,791 and $2,825, as of December 31, 2007 and 2006, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007 and December 31, 2006, respectively, securities in the amount of $269,410 and 657,462 were on loan under security lending agreements. At December 31, 2007, the collateral the Company received from securities lending was in the form of cash.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for 2007, 2006 and 2005 was $7, $3 and $6, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $5 was allocated each year for 2007, 2006 and 2005.

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for 2007, 2006 and 2005.

11. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2007, 2006 and 2005, the Company paid $24,042, $24,428 and $22,416, respectively, for these services, which approximates their costs to the affiliates.

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust.

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2007, 2006 and 2005, the Company paid net interest of $950, $870 and $688, respectively, to affiliates. At December 31, 2007 and 2006, the Company has a net amount of $40,846 and $19,839, respectively, due to affiliates. Terms of settlement require that these amounts are settled within 90 days. At December 31, 2007, the Company had short-term notes receivable of $75,100 and $46,700 from Monumental Life Insurance Company and Transamerica International Reinsurance Bermuda Ltd (TIRE), respectively. The Monumental Life note is due by December 18, 2008 and the TIRE note is due by December 27, 2008. Both notes bear interest at 4.75%. At December 31, 2006, the Company had a short-term note receivable of $31,800 from AEGON. The note was due on December 26, 2007 and had an interest rate of 5.25%. This note was repaid in February of 2007. These notes are reported as short-term investments in 2007.

No capital contributions were received in 2005, 2006, or 2007.

On December 19, 2007, the Company paid preferred and common stock dividends of $3,410 and $196,590, respectively, which were approved by the Department of Insurance of the State of New York. AEGON and TOLIC received a preferred stock dividend of $2,980 and $430, respectively, and common stock dividends of $171,820 and $24,770, respectively. The Company did not pay a common or preferred stock dividend to its parent companies in 2006.

On October 13, 2005, the Company paid a preferred and common stock dividend of $3,410 and $1,590, respectively, which were approved by the Department of Insurance of the State of New York. AEGON and TOLIC received a preferred stock dividend of $2,980 and $430, respectively and common stock dividends of $1,390 and $200, respectively.

12. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The were no securities of NAIC designation 3 or below sold during 2007 and reacquired within 30 days of the sale date.

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to plan sponsors totaling $124,454 as of December 31, 2007. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve of $1,000 at December 31, 2007 and 2006 has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company has contingent commitments for $31,276 and $46,820 at December 31, 2007 and 2006, respectively, for joint ventures, partnerships and limited liability companies. There were no LIHTC commitments as of December 31, 2007.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2007, the Company has pledged invested assets with a carrying value and market value of $15,832 and $15,617, respectively, in conjunction with these transactions.

At December 31, 2006, the net amount of securities being acquired on a “to be announced” (TBA) basis was $7,468. There were no securities being acquired on a TBA basis at December 31, 2007.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund credit was $331, $444 and $672, for 2007, 2006 and 2005, respectively.

14. Managing General Agents

For years ended December 31, 2007, 2006 and 2005, the Company had $47,145, $42,950 and $30,453, respectively, of direct premiums written by The Vanguard Group, Inc. For the year ended December 31, 2007, the Company had $5,828 and $9,420, respectively, of direct premiums written by Vision Financial Corp and Benefit Marketing Systems, Inc.

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	$47,145
Vision Financial Corp. 17 Church Street P.O. Box 506 Keene, NH 03431-0506	02-0430860	No	Universal life	Full service w/o claims	$5,828
Benefit Marketing Systems, Inc. 1705 W. Northwest Hwy, Ste 140 Grapevine, TX 76051	58-2022585	No	Universal life	Full service w/o claims	$9,420

15. Subsequent Events

On March 25, 2008, the Board of Directors of the Company approved the declaration, subject to regulatory approval, of a total dividend of $300,000 to its shareholders concurrent with the contribution by AEGON, as a shareholder, of $150,000 in exchange for the issuance by the Company of a surplus note totaling $150,000 issued entirely to AEGON.

48

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds (unaffiliated):
United States Government and government agencies and authorities	$168,187	$175,352	$168,187
States, municipalities and political subdivisions	123,061	124,448	123,061
Foreign governments	110,030	114,294	110,030
Public utilities	437,529	439,890	437,529
All other corporate bonds	4,904,507	4,858,097	4,904,507
Preferred stock	155,785	151,975	155,785

Total fixed maturities	5,899,099	5,864,056	5,899,099

Equity securities
Common stocks (unaffiliated):
Industrial, miscellaneous and all other	3,777	16,183	16,183

Total equity securities	3,777	16,183	16,183
Mortgage loans on real estate	1,174,369		1,174,369
Policy loans	49,804		49,804
Other invested assets (unaffiliated)	76,284		76,284
Cash, cash equivalents and short-term investments (unaffiliated)	618,428		618,428
Derivatives	6,322		6,322

Total investments	$7,828,083		$7,840,489

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

49

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2007
Individual life	$924,646	$—	$84,675	$362,636	$61,817	$303,227	$157,932
Individual health	18,044	10,862	9,653	33,874	2,306	21,645	14,679	$32,756
Group life and health	23,394	1,051	4,691	33,415	1,661	21,392	8,625	31,438
Annuity	5,710,310	—	328	3,109,526	361,571	2,897,402	551,202

	$6,676,394	$11,913	$99,347	$3,539,451	$427,355	$3,243,666	$732,438

Year ended December 31, 2006
Individual life	$891,724	$—	$100,932	$368,993	$58,572	$347,758	$132,776
Individual health	18,392	10,067	8,453	31,243	1,946	29,479	13,922	$31,208
Group life and health	19,339	1,099	4,788	33,158	1,420	22,600	6,482	31,998
Annuity	5,590,652	—	207	2,153,972	355,708	2,674,987	(193,976)

	$6,520,107	$11,166	$114,380	$2,587,366	$417,646	3,074,824	(40,796)

Year ended December 31, 2005
Individual life	$846,139	$—	$87,428	$239,326	$56,163	$237,642	$146,236
Individual health	15,348	3,967	8,489	32,907	1,695	21,073	12,815	$32,916
Group life and health	15,357	1,279	5,366	35,676	1,280	21,698	6,716	35,746
Annuity	5,715,721	—	467	2,213,609	361,775	2,054,337	477,001

	$6,592,565	$5,246	$101,750	$2,521,518	$420,913	$2,334,750	$642,768

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

50

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$11,199,289	$184,378,157	$281,884,603	$108,705,735	259%

Premiums:
Individual life	$94,030	$371,975	$640,579	$362,634	177%
Individual health	32,756	155	1,273	33,874	4
Group life and health	31,438	51	2,029	33,416	6
Annuity	3,086,496	338	23,369	3,109,527	1

	$3,244,720	$372,519	$667,250	$3,539,451	19%

Year ended December 31, 2006
Life insurance in force	$10,347,447	$172,055,005	$276,603,971	$114,896,413	241%

Premiums:
Individual life	$89,997	$311,316	$590,313	$368,993	160%
Individual health	31,208	197	232	31,243	1
Group life and health	31,998	(141)	1,018	33,157	3
Annuity	2,129,464	411	24,919	2,153,973	1

	$2,282,667	$311,783	$616,482	$2,587,366	24%

Year ended December 31, 2005
Life insurance in force	$9,365,627	$191,301,724	$266,564,177	$84,628,080	315%

Premiums:
Individual life	$87,356	$652,454	$804,424	$239,326	336%
Individual health	32,916	303	294	32,907	1
Group life and health	35,746	1,880	1,810	35,676	5
Annuity	2,191,288	608	22,929	2,213,609	1

	$2,347,306	$655,245	$829,457	$2,521,518	33%

51

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Year Ended December 31, 2007

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Advisor’s Edge® NY Variable Annuity,

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Financial Life Insurance Company Separate Account VNY (comprised of the Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, Capital Guardian Global, Capital Guardian Value, Clarion Global Real Estate Securities, JPMorgan Enhanced Index, MFS International Equity, PIMCO Total Return, T. Rowe Price Small Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Mid-Cap Growth, Columbia Small Company Growth, Credit Suisse – International Focus, Credit Suisse – Small Cap Core I, VA Global Bond, VA International Small, VA International Value, VA Large Value, VA Short-Term Fixed, VA Small Value, Federated American Leaders, Federated Capital Income, Federated Fund for U.S. Government Securities II, Federated High Income Bond, Federated Prime Money, Fidelity – VIP Contrafund®, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Gartmore NVIT Developing Markets, Vanguard – Equity Index, Vanguard International, Vanguard – Mid-Cap Index, Vanguard – REIT Index, Vanguard – Short-Term Investment Grade, Vanguard – Total Bond Market Index, Wanger International Small Cap, Wanger U.S. Smaller Companies, and WFAVT Small/MidCap Value subaccounts) which are available for investment by contract owners of the Advisor’s Edge® NY Variable Annuity, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VNY which are available for investment by contract owners of the Advisor’s Edge® NY Variable Annuity at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 21, 2008

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation- Conservative	Asset Allocation- Growth	Asset Allocation- Moderate	Asset Allocation- Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,769.781	13,075.204	16,587.595	23,083.417

Cost	$20,467	$166,763	$203,994	$326,918

Investments in mutual funds, at net asset value	$20,335	$180,046	$213,980	$324,784
Receivable for units sold	—	—	—	—

Total assets	20,335	180,046	213,980	324,784

Liabilities
Payable for units redeemed	1	8	8	1

	$20,334	$180,038	$213,972	$324,783

Net Assets:
Deferred annuity contracts terminable by owners	$20,334	$180,038	$213,972	$324,783

Total Net Assets	$20,334	$180,038	$213,972	$324,783

Accumulation units outstanding:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	11,197.8224	141,902.2573	185,419.5172	263,594.3763

M&E - 0.75%	6,904.2387	11,017.5049	—	14,792.7604

Accumulation unit value:
M&E - 0.55%	$1.125606	$1.178708	$1.155068	$1.167949

M&E - 0.60%	$1.124538	$1.177580	$1.153989	$1.166835

M&E - 0.75%	$1.121343	$1.174241	$1.150681	$1.163516

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	JPMorgan Enhanced Index Subaccount
Assets
Investment in securities:
Number of shares	0.010	2,568.852	637.744	2,193.540

Cost	$—	$48,755	$13,932	$35,218

Investments in mutual funds, at net asset value	$—	$47,113	$12,525	$36,040
Receivable for units sold	—	—	—	—

Total assets	—	47,113	12,525	36,040

Liabilities
Payable for units redeemed	—	—	1	—

	$—	$47,113	$12,524	$36,040

Net Assets:
Deferred annuity contracts terminable by owners	$—	$47,113	$12,524	$36,040

Total Net Assets	$—	$47,113	$12,524	$36,040

Accumulation units outstanding:
M&E - 0.55%	—	44,391.3848	2,935.6475	30,676.0028

M&E - 0.60%	—	—	7,291.2821	—

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.146511	$1.061305	$1.225489	$1.174848

M&E - 0.60%	$1.145431	$1.060285	$1.224322	$1.173735

M&E - 0.75%	$1.142161	$1.057271	$1.220847	$1.170400

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	MFS International Equity Subaccount	PIMCO Total Return Subaccount	T.Rowe Price Small Cap Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares	705.244	17,684.191	1,399.940	2,026.425

Cost	$7,185	$194,880	$14,336	$52,805

Investments in mutual funds, at net asset value	$6,263	$206,021	$14,377	$58,564
Receivable for units sold	—	—	—	—

Total assets	6,263	206,021	14,377	58,564

Liabilities
Payable for units redeemed	—	7	—	3

	$6,263	$206,014	$14,377	$58,561

Net Assets:
Deferred annuity contracts terminable by owners	$6,263	$206,014	$14,377	$58,561

Total Net Assets	$6,263	$206,014	$14,377	$58,561

Accumulation units outstanding:
M&E - 0.55%	5,017.9853	144,087.4801	13,817.0645	12,600.4218

M&E - 0.60%	—	35,823.6048	—	35,970.5881

M&E - 0.75%	—	3,329.8182	—	—

Accumulation unit value:
M&E - 0.55%	$1.248014	$1.124563	$1.040547	$1.206531

M&E - 0.60%	$1.246838	$1.123498	$1.039682	$1.205385

M&E - 0.75%	$1.243301	$1.120302	$1.037117	$1.201954

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	2.729	0.006	633.647	0.004

Cost	$50	$—	$10,754	$—

Investments in mutual funds, at net asset value	$50	$—	$10,873	$—
Receivable for units sold	—	—	—	—

Total assets	50	—	10,873	—

Liabilities
Payable for units redeemed	—	—	—	—

	$50	$—	$10,873	$—

Net Assets:
Deferred annuity contracts terminable by owners	$50	$—	$10,873	$—

Total Net Assets	$50	$—	$10,873	$—

Accumulation units outstanding:
M&E - 0.55%	—	—	8,166.0562	—

M&E - 0.60%	40.0067	—	—	—

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.238338	$1.192281	$1.331426	$1.255459

M&E - 0.60%	$1.237171	$1.191132	$1.330160	$1.254254

M&E - 0.75%	$1.233656	$1.187762	$1.326387	$1.250691

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Core I Subaccount	VA Global Bond Subaccount
Assets
Investment in securities:
Number of shares	0.023	6,568.086	1,695.303	69,467.489

Cost	$—	$99,624	$26,777	$731,230

Investments in mutual funds, at net asset value	$—	$104,104	$26,226	$749,554
Receivable for units sold	—	—	—	1

Total assets	—	104,104	26,226	749,555

Liabilities
Payable for units redeemed	—	2	—	—

	$—	$104,102	$26,226	$749,555

Net Assets:
Deferred annuity contracts terminable by owners	$—	$104,102	$26,226	$749,555

Total Net Assets	$—	$104,102	$26,226	$749,555

Accumulation units outstanding:
M&E - 0.55%	—	48,846.4558	14,346.3310	521,572.1604

M&E - 0.60%	—	30,082.1572	13,573.9858	—

M&E - 0.75%	—	—	—	171,763.7316

Accumulation unit value:
M&E - 0.55%	$1.153436	$1.319405	$0.939769	$1.082097

M&E - 0.60%	$1.152361	$1.318165	$0.938863	$1.081090

M&E - 0.75%	$1.149079	$1.314428	$0.936191	$1.078010

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	VA International Small	VA International Value	VA Large Value	VA Short-Term Fixed
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	17,536.925	36,224.362	41,274.738	11,155.002

Cost	$257,278	$742,523	$763,255	$113,171

Investments in mutual funds, at net asset value	$231,838	$686,814	$706,624	$113,000
Receivable for units sold	—	—	3	—

Total assets	231,838	686,814	706,627	113,000

Liabilities
Payable for units redeemed	10	7	—	1

	$231,828	$686,807	$706,627	$112,999

Net Assets:
Deferred annuity contracts terminable by owners	$231,828	$686,807	$706,627	$112,999

Total Net Assets	$231,828	$686,807	$706,627	$112,999

Accumulation units outstanding:
M&E - 0.55%	161,020.0787	326,854.5651	459,220.0151	104,274.2551

M&E - 0.60%	27,437.1703	110,647.7495	124,120.4532	—

M&E - 0.75%	—	59,337.8292	55,891.6417	—

Accumulation unit value:
M&E - 0.55%	$1.230305	$1.383262	$1.106003	$1.083669

M&E - 0.60%	$1.229156	$1.381974	$1.104947	$1.082614

M&E - 0.75%	$1.225661	$1.378026	$1.101815	$1.079515

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	VA Small Value	Federated American Leaders	Federated Capital Income	Federated Fund for U.S. Government Securities II
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	40,084.666	1,980.101	730.859	8,625.137

Cost	$620,255	$37,833	$6,785	$95,374

Investments in mutual funds, at net asset value	$472,598	$33,919	$7,031	$99,448
Receivable for units sold	2	—	—	—

Total assets	472,600	33,919	7,031	99,448

Liabilities
Payable for units redeemed	—	—	1	2

	$472,600	$33,919	$7,030	$99,446

Net Assets:
Deferred annuity contracts terminable by owners	$472,600	$33,919	$7,030	$99,446

Total Net Assets	$472,600	$33,919	$7,030	$99,446

Accumulation units outstanding:
M&E - 0.55%	259,010.9686	9,632.2988	1,256.7244	23,177.9332

M&E - 0.60%	165,313.6345	23,283.7478	—	67,598.5548

M&E - 0.75%	71,803.9226	—	4,785.3280	—

Accumulation unit value:
M&E - 0.55%	$0.953405	$1.031165	$1.167069	$1.096257

M&E - 0.60%	$0.952487	$1.030198	$1.165958	$1.095240

M&E - 0.75%	$0.949794	$1.027275	$1.162644	$1.092127

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Federated High Income Bond	Federated Prime Money	Fidelity-VIP Contrafund®	Fidelity-VIP Mid Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	9,737.112	24,973.720	1,447.339	397.815

Cost	$73,009	$24,974	$49,772	$14,405

Investments in mutual funds, at net asset value	$72,931	$24,974	$40,381	$14,385
Receivable for units sold	—	—	—	—

Total assets	72,931	24,974	40,381	14,385

Liabilities
Payable for units redeemed	1	—	—	—

	$72,930	$24,974	$40,381	$14,385

Net Assets:
Deferred annuity contracts terminable by owners	$72,930	$24,974	$40,381	$14,385

Total Net Assets	$72,930	$24,974	$40,381	$14,385

Accumulation units outstanding:
M&E - 0.55%	20,545.0046	23,120.7952	33,268.3761	12,009.6167

M&E - 0.60%	44,552.0664	—	41.1921	—

M&E - 0.75%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.121078	$1.080143	$1.212285	$1.197776

M&E - 0.60%	$1.119987	$1.079113	$1.211275	$1.196617

M&E - 0.75%	$1.116811	$1.076066	$1.208266	$1.193234

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Fidelity-VIP Value Strategies	Gartmore NVIT Developing Markets	Vanguard- Equity Index	Vanguard- International
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	0.008	4,131.374	7,650.569	0.002

Cost	$—	$66,968	$222,514	$—

Investments in mutual funds, at net asset value	$—	$79,901	$225,998	$—
Receivable for units sold	—	—	—	—

Total assets	—	79,901	225,998	—

Liabilities
Payable for units redeemed	—	11	2	—

	$—	$79,890	$225,996	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$79,890	$225,996	$—

Total Net Assets	$—	$79,890	$225,996	$—

Accumulation units outstanding:
M&E - 0.55%	—	43,248.9029	128,862.1031	—

M&E - 0.60%	—	3,714.0094	22,884.9483	—

M&E - 0.75%	—	—	39,345.5068	—

Accumulation unit value:
M&E - 0.55%	$1.162377	$1.701265	$1.183711	$1.081634

M&E - 0.60%	$1.161281	$1.699638	$1.182582	$1.081274

M&E - 0.75%	$1.157981	$1.694821	$1.179230	$1.080202

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Vanguard-Mid- Cap Index	Vanguard- REIT Index	Vanguard-Short- Term Investment Grade	Vanguard-Total Bond Market Index
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,437.243	1,455.864	27,103.415	65,161.056

Cost	$45,512	$31,645	$287,599	$727,591

Investments in mutual funds, at net asset value	$45,284	$27,545	$291,904	$751,959
Receivable for units sold	—	—	—	—

Total assets	45,284	27,545	291,904	751,959

Liabilities
Payable for units redeemed	1	—	6	1

	$45,283	$27,545	$291,898	$751,958

Net Assets:
Deferred annuity contracts terminable by owners	$45,283	$27,545	$291,898	$751,958

Total Net Assets	$45,283	$27,545	$291,898	$751,958

Accumulation units outstanding:
M&E - 0.55%	17,582.4198	18,357.4517	265,919.3779	505,413.5771

M&E - 0.60%	18,664.9439	8,168.4773	—	—

M&E - 0.75%	3,397.3406	—	—	175,583.1722

Accumulation unit value:
M&E - 0.55%	$1.143091	$1.038720	$1.097692	$1.105276

M&E - 0.60%	$1.142011	$1.037741	$1.096664	$1.104244

M&E - 0.75%	$1.138758	$1.034794	$1.093513	$1.101109

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2007

	Wanger International Small Cap	Wanger U.S. Smaller Companies	WFAVT Small/MidCap Value
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	431.834	1,103.980	0.009

Cost	$16,392	$38,999	$—

Investments in mutual funds, at net asset value	$19,018	$40,030	$—
Receivable for units sold	—	—	—

Total assets	19,018	40,030	—

Liabilities
Payable for units redeemed	2	—	—

	$19,016	$40,030	$—

Net Assets:
Deferred annuity contracts terminable by owners	$19,016	$40,030	$—

Total Net Assets	$19,016	$40,030	$—

Accumulation units outstanding:
M&E - 0.55%	9,275.6070	27,308.0681	—

M&E - 0.60%	3,870.6917	9,945.0433	—

M&E - 0.75%	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.446920	$1.074810	$1.041156

M&E - 0.60%	$1.445548	$1.073799	$1.040171

M&E - 0.75%	$1.441430	$1.070743	$1.037219

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Asset Allocation- Conservative	Asset Allocation- Growth	Asset Allocation- Moderate	Asset Allocation- Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$205	$3,929	$6,158	$350
Expenses
Administrative, mortality and expense risk charge	38	1,012	1,253	99

Net investment income (loss)	167	2,917	4,905	251
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	253	6,720	5,388	361
Proceeds from sales	64	1,119	1,253	171
Cost of investments sold	66	983	1,232	179

Net realized capital gains (losses) on investments	251	6,856	5,409	353
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	12,870	5,723	—
End of period	(132)	13,283	9,986	(2,134)

Net change in unrealized appreciation/depreciation of investments	(132)	413	4,263	(2,134)

Net realized and unrealized capital gains (losses) on investments	119	7,269	9,672	(1,781)

Increase (decrease) in net assets from operations	$286	$10,186	$14,577	$(1,530)

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Capital Guardian Global	Capital Guardian Value	Clarion Global Real Estate Securities	JPMorgan Enhanced Index
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$678	$435
Expenses
Administrative, mortality and expense risk charge	—	16	58	186

Net investment income (loss)	—	(16)	620	249
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	688	964
Proceeds from sales	—	16	1,265	11,186
Cost of investments sold	—	17	1,125	10,493

Net realized capital gains (losses) on investments	—	(1)	828	1,657
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	783	—
End of period	—	(1,642)	(1,407)	822

Net change in unrealized appreciation/depreciation of investments	—	(1,642)	(2,190)	822

Net realized and unrealized capital gains (losses) on investments	—	(1,643)	(1,362)	2,479

Increase (decrease) in net assets from operations	$—	$(1,659)	$(742)	$2,728

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	MFS International Equity	PIMCO Total Return	T.Rowe Price Small Cap	Transamerica Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$59	$5,160	$—	$9
Expenses
Administrative, mortality and expense risk charge	25	1,093	5	239

Net investment income (loss)	34	4,067	(5)	(230)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,091	14	—	1,653
Proceeds from sales	319	11,430	5	2,166
Cost of investments sold	306	11,082	5	1,764

Net realized capital gains (losses) on investments	1,104	362	—	2,055
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	85	(265)	—	1,262
End of period	(922)	11,141	41	5,759

Net change in unrealized appreciation/depreciation of investments	(1,007)	11,406	41	4,497

Net realized and unrealized capital gains (losses) on investments	97	11,768	41	6,552

Increase (decrease) in net assets from operations	$131	$15,835	$36	$6,322

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica Growth Opportunities	Transamerica Value Balanced	Van Kampen Active International Allocation	Van Kampen Mid-Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$201	$—
Expenses
Administrative, mortality and expense risk charge	—	—	39	—

Net investment income (loss)	—	—	162	—
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	—	5,625	—
Cost of investments sold	—	—	4,761	—

Net realized capital gains (losses) on investments	—	—	864	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	528	—
End of period	—	—	119	—

Net change in unrealized appreciation/depreciation of investments	—	—	(409)	—

Net realized and unrealized capital gains (losses) on investments	—	—	455	—

Increase (decrease) in net assets from operations	$—	$—	$617	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Columbia Small Company Growth	Credit Suisse- International Focus	Credit Suisse-Small Cap Core I	VA Global Bond
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$612	$—	$14,651
Expenses
Administrative, mortality and expense risk charge	31	235	99	4,165

Net investment income (loss)	(31)	377	(99)	10,486
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	9,314	1,775	79	159,459
Cost of investments sold	8,364	1,471	69	153,921

Net realized capital gains (losses) on investments	950	304	10	5,538
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	120	1,132	547	2,257
End of period	(0)	4,480	(551)	18,324

Net change in unrealized appreciation/depreciation of investments	(120)	3,348	(1,098)	16,067

Net realized and unrealized capital gains (losses) on investments	830	3,652	(1,088)	21,605

Increase (decrease) in net assets from operations	$799	$4,029	$(1,187)	$32,091

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	VA International Small	VA International Value	VA Large Value	VA Short-Term Fixed
	Subaccount	Subaccount (1)	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$4,243	$21,066	$9,008	$5,033
Expenses
Administrative, mortality and expense risk charge	1,011	3,342	3,493	601

Net investment income (loss)	3,232	17,724	5,515	4,432
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	21,401	57,635	—	—
Proceeds from sales	16,910	169,497	17,080	13,905
Cost of investments sold	14,718	141,346	15,923	13,771

Net realized capital gains (losses) on investments	23,593	85,786	1,157	134
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(393)	7,013	(13,057)	(283)
End of period	(25,440)	(55,709)	(56,631)	(171)

Net change in unrealized appreciation/depreciation of investments	(25,047)	(62,722)	(43,574)	112

Net realized and unrealized capital gains (losses) on investments	(1,454)	23,064	(42,417)	246

Increase (decrease) in net assets from operations	$1,778	$40,788	$(36,902)	$4,678

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	VA Small Value	Federated American Leaders	Federated Capital Income	Federated Fund for U.S. Government Securities II
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$4,996	$181	$273	$2,313
Expenses
Administrative, mortality and expense risk charge	2,777	134	46	448

Net investment income (loss)	2,219	47	227	1,865
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	40,473	1,345	—	—
Proceeds from sales	70,921	107	64	10,024
Cost of investments sold	75,830	113	61	9,934

Net realized capital gains (losses) on investments	35,564	1,339	3	90
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(28,213)	1,034	305	1,349
End of period	(147,657)	(3,914)	246	4,074

Net change in unrealized appreciation/depreciation of investments	(119,444)	(4,948)	(59)	2,725

Net realized and unrealized capital gains (losses) on investments	(83,880)	(3,609)	(56)	2,815

Increase (decrease) in net assets from operations	$(81,661)	$(3,562)	$171	$4,680

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Federated High Income Bond	Federated Prime Money	Fidelity-VIP Contrafund®	Fidelity-VIP Mid Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$2,339	$4,809	$352	$63
Expenses
Administrative, mortality and expense risk charge	286	561	13	5

Net investment income (loss)	2,053	4,248	339	58
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	9,232	—
Proceeds from sales	345	556,661	13	5
Cost of investments sold	348	556,661	17	5

Net realized capital gains (losses) on investments	(3)	—	9,228	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,146	—	—	—
End of period	(78)	—	(9,391)	(20)

Net change in unrealized appreciation/depreciation of investments	(1,224)	—	(9,391)	(20)

Net realized and unrealized capital gains (losses) on investments	(1,227)	—	(163)	(20)

Increase (decrease) in net assets from operations	$826	$4,248	$176	$38

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Fidelity-VIP Value Strategies	Gartmore NVIT Developing Markets	Vanguard-Equity Index	Vanguard- International
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$332	$2,054	$—
Expenses
Administrative, mortality and expense risk charge	—	380	1,163	—

Net investment income (loss)	—	(48)	891	—
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	11,467	5,113	—
Proceeds from sales	—	20,845	20,657	305
Cost of investments sold	—	16,401	19,097	300

Net realized capital gains (losses) on investments	—	15,911	6,673	5
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	1,934	4,558	—
End of period	—	12,933	3,484	—

Net change in unrealized appreciation/depreciation of investments	—	10,999	(1,074)	—

Net realized and unrealized capital gains (losses) on investments	—	26,910	5,599	5

Increase (decrease) in net assets from operations	$—	$26,862	$6,490	$5

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Vanguard-Mid-Cap Index	Vanguard-REIT Index	Vanguard-Short- Term Investment Grade	Vanguard-Total Bond Market Index
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$556	$343	$11,732	$17,696
Expenses
Administrative, mortality and expense risk charge	271	112	1,486	3,467

Net investment income (loss)	285	231	10,246	14,229
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,686	1,404	—	—
Proceeds from sales	1,704	956	2,048	4,385
Cost of investments sold	1,486	778	2,069	4,299

Net realized capital gains (losses) on investments	4,904	1,582	(21)	86
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,577	1,405	—	2,272
End of period	(228)	(4,100)	4,305	24,368

Net change in unrealized appreciation/depreciation of investments	(2,805)	(5,505)	4,305	22,096

Net realized and unrealized capital gains (losses) on investments	2,099	(3,923)	4,284	22,182

Increase (decrease) in net assets from operations	$2,384	$(3,692)	$14,530	$36,411

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Wanger International Small Cap	Wanger U.S. Smaller Companies	WFAVT Small/MidCap Value
	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$56	$—	$—
Expenses
Administrative, mortality and expense risk charge	85	156	—

Net investment income (loss)	(29)	(156)	—
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	506	737	—
Proceeds from sales	1,339	746	—
Cost of investments sold	1,050	636	—

Net realized capital gains (losses) on investments	795	847	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,107	1,038	—
End of period	2,626	1,031	—

Net change in unrealized appreciation/depreciation of investments	1,519	(7)	—

Net realized and unrealized capital gains (losses) on investments	2,314	840	—

Increase (decrease) in net assets from operations	$2,285	$684	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation-Conservative Subaccount		Asset Allocation-Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$167	$—	$2,917	$(231)
Net realized capital gains (losses) on investments	251	2	6,856	18
Net change in unrealized appreciation/depreciation of investments	(132)	—	413	12,870

Increase (decrease) in net assets from operations	286	2	10,186	12,657
Contract transactions
Net contract purchase payments	20,101	300	19,350	300
Transfer payments from (to) other subaccounts or general account	(27)	1	138	137,818
Contract terminations, withdrawals, and other deductions	(26)	(303)	(76)	(305)
Contract maintenance charges	—	—	(30)	—

Increase (decrease) in net assets from contract transactions	20,048	(2)	19,382	137,813

Net increase (decrease) in net assets	20,334	—	29,568	150,470
Net assets:
Beginning of the period	—	—	150,470	—

End of the period	$20,334	$—	180,038	150,470

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation-Moderate Subaccount		Asset Allocation-Moderate Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$4,905	$2,227	$251	$—
Net realized capital gains (losses) on investments	5,409	4,575	353	2
Net change in unrealized appreciation/depreciation of investments	4,263	5,723	(2,134)	—

Increase (decrease) in net assets from operations	14,577	12,525	(1,530)	2
Contract transactions
Net contract purchase payments	1	300	326,362	300
Transfer payments from (to) other subaccounts or general account	(5)	186,877	23	2
Contract terminations, withdrawals, and other deductions	—	(303)	(72)	(304)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(4)	186,874	326,313	(2)

Net increase (decrease) in net assets	14,573	199,399	324,783	—
Net assets:
Beginning of the period	199,399	—	—	—

End of the period	$213,972	$199,399	$324,783	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Capital Guardian Global Subaccount		Capital Guardian Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$—	$—	$(16)	$—
Net realized capital gains (losses) on investments	—	2	(1)	4
Net change in unrealized appreciation/depreciation of investments	—	—	(1,642)	—

Increase (decrease) in net assets from operations	—	2	(1,659)	4
Contract transactions
Net contract purchase payments	—	300	45,722	300
Transfer payments from (to) other subaccounts or general account	—	(2)	3,050	4
Contract terminations, withdrawals, and other deductions	—	(300)	—	(308)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	(2)	48,772	(4)

Net increase (decrease) in net assets	—	—	47,113	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$47,113	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Clarion Global Real Estate Securities Subaccount		JPMorgan Enhanced Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$620	$94	$249	$—
Net realized capital gains (losses) on investments	828	962	1,657	3
Net change in unrealized appreciation/depreciation of investments	(2,190)	783	822	—

Increase (decrease) in net assets from operations	(742)	1,839	2,728	3
Contract transactions
Net contract purchase payments	—	300	44,312	300
Transfer payments from (to) other subaccounts or general account	3,396	8,047	(11,000)	5
Contract terminations, withdrawals, and other deductions	—	(316)	—	(308)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	3,396	8,031	33,312	(3)

Net increase (decrease) in net assets	2,654	9,870	36,040	—
Net assets:
Beginning of the period	9,870	—	—	—

End of the period	$12,524	$9,870	$36,040	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MFS International Equity Subaccount		PIMCO Total Return Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$34	$(2)	$4,067	$956
Net realized capital gains (losses) on investments	1,104	4	362	1
Net change in unrealized appreciation/depreciation of investments	(1,007)	85	11,406	(265)

Increase (decrease) in net assets from operations	131	87	15,835	692
Contract transactions
Net contract purchase payments	—	1,510	983	35,911
Transfer payments from (to) other subaccounts or general account	4,842	(2)	5,202	147,902
Contract terminations, withdrawals, and other deductions	—	(304)	(188)	(299)
Contract maintenance charges	(1)	—	(24)	—

Increase (decrease) in net assets from contract transactions	4,841	1,204	5,973	183,514

Net increase (decrease) in net assets	4,972	1,291	21,808	184,206
Net assets:
Beginning of the period	1,291	—	184,206	—

End of the period	$6,263	$1,291	$206,014	$184,206

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	T.Rowe Price Small Cap Subaccount		Transamerica Equity Subaccount
	2007	2006 (1)	2007	2006
Operations
Net investment income (loss)	$(5)	$—	$(230)	$(39)
Net realized capital gains (losses) on investments	—	(1)	2,055	8
Net change in unrealized appreciation/depreciation of investments	41	—	4,497	1,262

Increase (decrease) in net assets from operations	36	(1)	6,322	1,231
Contract transactions
Net contract purchase payments	13,448	300	28,657	2,116
Transfer payments from (to) other subaccounts or general account	893	(35)	(1,868)	22,410
Contract terminations, withdrawals, and other deductions	—	(264)	—	(305)
Contract maintenance charges	—	—	(2)	—

Increase (decrease) in net assets from contract transactions	14,341	1	26,787	24,221

Net increase (decrease) in net assets	14,377	—	33,109	25,452
Net assets:
Beginning of the period	—	—	25,452	—

End of the period	$14,377	$—	$58,561	$25,452

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Value Balanced Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	—	3	—	4
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	3	—	4
Contract transactions
Net contract purchase payments	50	300	—	300
Transfer payments from (to) other subaccounts or general account	—	5	—	3
Contract terminations, withdrawals, and other deductions	—	(308)	—	(307)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	50	(3)	—	(4)

Net increase (decrease) in net assets	50	—	—	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$50	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Van Kampen Active International Allocation Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$162	$—	$—	$—
Net realized capital gains (losses) on investments	864	6	—	3
Net change in unrealized appreciation/depreciation of investments	(409)	528	—	—

Increase (decrease) in net assets from operations	617	534	—	3
Contract transactions
Net contract purchase payments	—	4,521	—	300
Transfer payments from (to) other subaccounts or general account	10,632	(3)	—	(1)
Contract terminations, withdrawals, and other deductions	(5,100)	(328)	—	(302)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	5,532	4,190	—	(3)

Net increase (decrease) in net assets	6,149	4,724	—	—
Net assets:
Beginning of the period	4,724	—	—	—

End of the period	$10,873	$4,724	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Columbia Small Company Growth Subaccount		Credit Suisse-International Focus Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(31)	$(26)	$377	$(25)
Net realized capital gains (losses) on investments	950	—	304	7
Net change in unrealized appreciation/depreciation of investments	(120)	120	3,348	1,132

Increase (decrease) in net assets from operations	799	94	4,029	1,114
Contract transactions
Net contract purchase payments	1	8,741	77,833	300
Transfer payments from (to) other subaccounts or general account	(11)	8	4,767	16,366
Contract terminations, withdrawals, and other deductions	(9,273)	(359)	—	(307)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(9,283)	8,390	82,600	16,359

Net increase (decrease) in net assets	(8,484)	8,484	86,629	17,473
Net assets:
Beginning of the period	8,484	—	17,473	—

End of the period	$—	$8,484	$104,102	$17,473

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Credit Suisse-Small Cap Core I Subaccount		VA Global Bond Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(99)	$(10)	$10,486	$1,334
Net realized capital gains (losses) on investments	10	6	5,538	14
Net change in unrealized appreciation/depreciation of investments	(1,098)	547	16,067	2,257

Increase (decrease) in net assets from operations	(1,187)	543	32,091	3,605
Contract transactions
Net contract purchase payments	12,281	1,510	119,348	82,436
Transfer payments from (to) other subaccounts or general account	8,020	5,370	24,613	496,726
Contract terminations, withdrawals, and other deductions	—	(310)	(8,911)	(351)
Contract maintenance charges	(1)	—	(2)	—

Increase (decrease) in net assets from contract transactions	20,300	6,570	135,048	578,811

Net increase (decrease) in net assets	19,113	7,113	167,139	582,416
Net assets:
Beginning of the period	7,113	—	582,416	—

End of the period	$26,226	$7,113	$749,555	$582,416

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	VA International Small Subaccount		VA International Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$3,232	$1,505	$17,724	$9,664
Net realized capital gains (losses) on investments	23,593	5,611	85,786	22,369
Net change in unrealized appreciation/depreciation of investments	(25,047)	(393)	(62,722)	7,013

Increase (decrease) in net assets from operations	1,778	6,723	40,788	39,046
Contract transactions
Net contract purchase payments	95,445	14,050	281,578	15,981
Transfer payments from (to) other subaccounts or general account	59,718	66,824	(4,446)	325,037
Contract terminations, withdrawals, and other deductions	(12,341)	(368)	(10,812)	(364)
Contract maintenance charges	(1)	—	(1)	—

Increase (decrease) in net assets from contract transactions	142,821	80,506	266,319	340,654

Net increase (decrease) in net assets	144,599	87,229	307,107	379,700
Net assets:
Beginning of the period	87,229	—	379,700	—

End of the period	$231,828	$87,229	$686,807	$379,700

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	VA Large Value Subaccount		VA Short-Term Fixed Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$5,515	$4,543	$4,432	$347
Net realized capital gains (losses) on investments	1,157	25,919	134	1,015
Net change in unrealized appreciation/depreciation of investments	(43,574)	(13,057)	112	(283)

Increase (decrease) in net assets from operations	(36,902)	17,405	4,678	1,079
Contract transactions
Net contract purchase payments	239,032	19,119	676	84,236
Transfer payments from (to) other subaccounts or general account	87,460	393,334	108,080	(72,016)
Contract terminations, withdrawals, and other deductions	(12,446)	(373)	(13,357)	(377)
Contract maintenance charges	(2)	—	—	—

Increase (decrease) in net assets from contract transactions	314,044	412,080	95,399	11,843

Net increase (decrease) in net assets	277,142	429,485	100,077	12,922
Net assets:
Beginning of the period	429,485	—	12,922	—

End of the period	$706,627	$429,485	$112,999	$12,922

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	VA Small Value Subaccount		Federated American Leaders Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$2,219	$2,710	$47	$(13)
Net realized capital gains (losses) on investments	35,564	48,563	1,339	(1)
Net change in unrealized appreciation/depreciation of investments	(119,444)	(28,213)	(4,948)	1,034

Increase (decrease) in net assets from operations	(81,661)	23,060	(3,562)	1,020
Contract transactions
Net contract purchase payments	115,438	17,489	22,517	300
Transfer payments from (to) other subaccounts or general account	80,210	327,356	2,015	11,934
Contract terminations, withdrawals, and other deductions	(8,932)	(359)	—	(305)
Contract maintenance charges	(1)	—	—	—

Increase (decrease) in net assets from contract transactions	186,715	344,486	24,532	11,929

Net increase (decrease) in net assets	105,054	367,546	20,970	12,949
Net assets:
Beginning of the period	367,546	—	12,949	—

End of the period	$472,600	$367,546	$33,919	$12,949

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Federated Capital Income Subaccount		Federated Fund for U.S. Government Securities II Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$227	$7	$1,865	$(95)
Net realized capital gains (losses) on investments	3	(17)	90	(9)
Net change in unrealized appreciation/depreciation of investments	(59)	305	2,725	1,349

Increase (decrease) in net assets from operations	171	295	4,680	1,245
Contract transactions
Net contract purchase payments	1,472	5,411	42,128	300
Transfer payments from (to) other subaccounts or general account	(1)	5	11,515	48,400
Contract terminations, withdrawals, and other deductions	—	(305)	(8,522)	(300)
Contract maintenance charges	(18)	—	—	—

Increase (decrease) in net assets from contract transactions	1,453	5,111	45,121	48,400

Net increase (decrease) in net assets	1,624	5,406	49,801	49,645
Net assets:
Beginning of the period	5,406	—	49,645	—

End of the period	$7,030	$5,406	$99,446	$49,645

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Federated High Income Bond Subaccount		Federated Prime Money Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$2,053	$(15)	$4,248	$2,203
Net realized capital gains (losses) on investments	(3)	(23)	—	—
Net change in unrealized appreciation/depreciation of investments	(1,224)	1,146	—	—

Increase (decrease) in net assets from operations	826	1,108	4,248	2,203
Contract transactions
Net contract purchase payments	40,939	3,629	143,076	1,138,779
Transfer payments from (to) other subaccounts or general account	1,715	25,020	(549,665)	(707,576)
Contract terminations, withdrawals, and other deductions	—	(304)	(5,790)	(301)
Contract maintenance charges	(3)	—	—	—

Increase (decrease) in net assets from contract transactions	42,651	28,345	(412,379)	430,902

Net increase (decrease) in net assets	43,477	29,453	(408,131)	433,105
Net assets:
Beginning of the period	29,453	—	433,105	—

End of the period	$72,930	$29,453	$24,974	$433,105

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity-VIP Contrafund® Subaccount		Fidelity-VIP Mid Cap Subaccount
	2007	2006 (1)	2007	2006
Operations
Net investment income (loss)	$339	$—	$58	$—
Net realized capital gains (losses) on investments	9,228	2	—	—
Net change in unrealized appreciation/depreciation of investments	(9,391)	—	(20)	—

Increase (decrease) in net assets from operations	176	2	38	—
Contract transactions
Net contract purchase payments	37,704	300	13,448	300
Transfer payments from (to) other subaccounts or general account	2,501	(24)	899	(2)
Contract terminations, withdrawals, and other deductions	—	(278)	—	(298)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	40,205	(2)	14,347	—

Net increase (decrease) in net assets	40,381	—	14,385	—
Net assets:
Beginning of the period	—	—	—	—

End of the period	$40,381	$—	$14,385	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity-VIP Value Strategies Subaccount		Gartmore NVIT Developing Markets Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$—	$—	$(48)	$(1)
Net realized capital gains (losses) on investments	—	1	15,911	384
Net change in unrealized appreciation/depreciation of investments	—	—	10,999	1,934

Increase (decrease) in net assets from operations	—	1	26,862	2,317
Contract transactions
Net contract purchase payments	—	300	16,577	4,521
Transfer payments from (to) other subaccounts or general account	—	4	31,297	4,810
Contract terminations, withdrawals, and other deductions	—	(305)	(6,172)	(322)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	(1)	41,702	9,009

Net increase (decrease) in net assets	—	—	68,564	11,326
Net assets:
Beginning of the period	—	—	11,326	—

End of the period	$—	$—	$79,890	$11,326

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Vanguard-Equity Index Subaccount		Vanguard- International Subaccount
	2007	2006	2007 (1)
Operations
Net investment income (loss)	$891	$(133)	$—
Net realized capital gains (losses) on investments	6,673	18	5
Net change in unrealized appreciation/depreciation of investments	(1,074)	4,558	—

Increase (decrease) in net assets from operations	6,490	4,443	5
Contract transactions
Net contract purchase payments	50,617	14,777	300
Transfer payments from (to) other subaccounts or general account	57,767	110,912	—
Contract terminations, withdrawals, and other deductions	(18,648)	(360)	(305)
Contract maintenance charges	(2)	—	—

Increase (decrease) in net assets from contract transactions	89,734	125,329	(5)

Net increase (decrease) in net assets	96,224	129,772	—
Net assets:
Beginning of the period	129,772	—	—

End of the period	$225,996	$129,772	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Vanguard-Mid-Cap Index Subaccount		Vanguard-REIT Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$285	$(63)	$231	$(25)
Net realized capital gains (losses) on investments	4,904	9	1,582	18
Net change in unrealized appreciation/ depreciation of investments	(2,805)	2,577	(5,505)	1,405

Increase (decrease) in net assets from operations	2,384	2,523	(3,692)	1,398
Contract transactions
Net contract purchase payments	1,489	3,708	8,490	1,510
Transfer payments from (to) other subaccounts or general account	(1,421)	36,918	3,304	16,855
Contract terminations, withdrawals, and other deductions	—	(305)	—	(319)
Contract maintenance charges	(13)	—	(1)	—

Increase (decrease) in net assets from contract transactions	55	40,321	11,793	18,046

Net increase (decrease) in net assets	2,439	42,844	8,101	19,444
Net assets:
Beginning of the period	42,844	—	19,444	—

End of the period	$45,283	$42,844	$27,545	$19,444

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Vanguard-Short-Term Investment Grade Subaccount		Vanguard-Total Bond Market Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$10,246	$(122)	$14,229	$(430)
Net realized capital gains (losses) on investments	(21)	1,227	86	9
Net change in unrealized appreciation/ depreciation of investments	4,305	—	22,096	2,272

Increase (decrease) in net assets from operations	14,530	1,105	36,411	1,851
Contract transactions
Net contract purchase payments	—	71,573	110,572	76,685
Transfer payments from (to) other subaccounts or general account	161,642	43,349	153,278	373,477
Contract terminations, withdrawals, and other deductions	—	(301)	—	(299)
Contract maintenance charges	—	—	(17)	—

Increase (decrease) in net assets from contract transactions	161,642	114,621	263,833	449,863

Net increase (decrease) in net assets	176,172	115,726	300,244	451,714
Net assets:
Beginning of the period	115,726	—	451,714	—

End of the period	$291,898	$115,726	$751,958	$451,714

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Wanger International Small Cap Subaccount		Wanger U.S. Smaller Companies Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(29)	$(12)	$(156)	$(27)
Net realized capital gains (losses) on investments	795	6	847	2
Net change in unrealized appreciation/ depreciation of investments	1,519	1,107	(7)	1,038

Increase (decrease) in net assets from operations	2,285	1,101	684	1,013
Contract transactions
Net contract purchase payments	9,208	905	4,029	3,315
Transfer payments from (to) other subaccounts or general account	986	4,843	21,837	9,485
Contract terminations, withdrawals, and other deductions	—	(311)	(32)	(301)
Contract maintenance charges	(1)	—	—	—

Increase (decrease) in net assets from contract transactions	10,193	5,437	25,834	12,499

Net increase (decrease) in net assets	12,478	6,538	26,518	13,512
Net assets:
Beginning of the period	6,538	—	13,512	—

End of the period	$19,016	$6,538	$40,030	$13,512

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisors Edge NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

WFAVT Small/MidCap Value Subaccount
	2007	2006
Operations
Net investment income (loss)	$—	$—
Net realized capital gains (losses) on investments	—	—
Net change in unrealized appreciation/ depreciation of investments	—	—

Increase (decrease) in net assets from operations	—	—
Contract transactions
Net contract purchase payments	—	300
Transfer payments from (to) other subaccounts or general account	—	(4)
Contract terminations, withdrawals, and other deductions	—	(296)
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	—	—

Net increase (decrease) in net assets	—	—
Net assets:
Beginning of the period	—	—

End of the period	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company Separate Account VNY (the Mutual Fund Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific subaccounts is available to contract owners of the Advisor’s Edge® NY Variable Annuity.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc. - Initial Class:

Asset Allocation-Conservative Portfolio-Initial Class

Asset Allocation-Growth Portfolio-Initial Class

Asset Allocation-Moderate Portfolio-Initial Class

Asset Allocation-Moderate Growth Portfolio-Initial Class

Capital Guardian Global-Initial Class

Capital Guardian Value-Initial Class

Clarion Global Real Estate Securities-Initial Class

JPMorgan Enhanced Index-Initial Class

MFS International Equity-Initial Class

PIMCO Total Return-Initial Class

T.Rowe Price Small Cap-Initial Class

Transamerica Equity-Initial Class

Transamerica Growth Opportunities-Initial Class

Transamerica Value Balanced-Initial Class

Van Kampen Active International Allocation-Initial Class

Van Kampen Mid-Cap Growth-Initial Class

Columbia Funds Variable Insurance Trust - Class A Shares:

Columbia Small Company Growth Fund-Variable Series

Credit Suisse Trust:

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

DFA Investment Dimensions Group, Inc.:

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

Federated Insurance Series:

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity Variable Insurance Products Fund - Initial Class

Fidelity-VIP Contrafund® Portfolio-Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

Nationalwide Variable Insurance Trust

Gartmore NVIT Developing Markets Fund

Vanguard Variable Insurance Fund:

Vanguard-Equity Index Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Vanguard-Short-Term Investment-Grade Portfolio

Vanguard-Total Bond Market Index Portfolio

Vanguard-International Portfolio

Wanger Advisors Trust:

Wanger International Small Cap

Wanger U.S. Smaller Companies

Wells Fargo Advantage Variable Trust Funds

WFAVT Small/MidCap Value Fund

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Each 2006 period reported reflects activity from the inception date of Feburary 2, 2006 through December 31, 2006, except those noted below. Each 2007 period reported reflects an entire year, except those noted below.

Subaccount	Inception Date
T. Rowe Small Price Cap	May 1, 2006
Fidelity-VIP Contrafund® Portfolio	May 1, 2006
Vanguard-International Porfolio	May 1, 2007

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2007:

Portfolio	Formerly
JPMorgan Enhanced Index-Initial Class	J.P. Morgan Enhanced Index - Initial Class
Gartmore NVIT Developing Markets Fund	Gartmore GVIT Developing Markets Fund

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2007.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc. - Initial Class:
Asset Allocation-Conservative Portfolio-Initial Class	$20,533	$64
Asset Allocation-Growth Portfolio-Initial Class	30,143	1,119
Asset Allocation-Moderate Portfolio-Initial Class	11,547	1,253
Asset Allocation-Moderate Growth Portfolio-Initial Class	327,097	171
Capital Guardian Global-Initial Class	—	—
Capital Guardian Value-Initial Class	48,772	16
Clarion Global Real Estate Securities-Initial Class	5,969	1,265
JPMorgan Enhanced Index-Initial Class	45,711	11,186
MFS International Equity-Initial Class	6,285	319
PIMCO Total Return-Initial Class	21,491	11,430
T.Rowe Price Small Cap-Initial Class	14,341	5
Transamerica Equity-Initial Class	30,379	2,166
Transamerica Growth Opportunities-Initial Class	50	—
Transamerica Value Balanced-Initial Class	—	—
Van Kampen Active International Allocation-Initial Class	11,318	5,625
Van Kampen Mid-Cap Growth-Initial Class	—	—
Columbia Funds Variable Insurance Trust - Class A Shares:
Columbia Small Company Growth Fund-Variable Series	—	9,314
Credit Suisse Trust:
Credit Suisse International Focus Portfolio	84,754	1,775
Credit Suisse Small Cap Core I Portfolio	20,279	79
DFA Investment Dimensions Group, Inc.:
VA Global Bond Portfolio	304,992	159,459
VA International Small Portfolio	184,371	16,910
VA International Value Portfolio	511,185	169,497
VA Large Value Portfolio	336,634	17,080
VA Short-Term Fixed Portfolio	113,737	13,905
VA Small Value Portfolio	300,321	70,921
Federated Insurance Series:
Federated American Leaders Fund II	26,030	107
Federated Capital Income Fund II	1,745	64
Federated Fund for U.S. Government Securities II	57,012	10,024
Federated High Income Bond Fund II	45,050	345
Federated Prime Money Fund II	148,646	556,661

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
Fidelity Variable Insurance Products Fund - Initial Class
Fidelity-VIP Contrafund® Portfolio-Initial Class	49,789	13
Fidelity-VIP Mid Cap Portfolio-Initial Class	14,410	5
Fidelity-VIP Value Strategies Portfolio-Initial Class	—	—
Nationalwide Variable Insurance Trust
Gartmore NVIT Developing Markets Fund	73,976	20,845
Vanguard Variable Insurance Fund:
Vanguard-Equity Index Portfolio	116,396	20,657
Vanguard-Mid-Cap Index Portfolio	6,730	1,704
Vanguard-REIT Index Portfolio	14,384	956
Vanguard-Short-Term Investment-Grade Portfolio	173,942	2,048
Vanguard-Total Bond Market Index Portfolio	282,446	4,385
Vanguard-International Portfolio	300	305
Wanger Advisors Trust:
Wanger International Small Cap	12,010	1,339
Wanger U.S. Smaller Companies	27,160	746
Wells Fargo Advantage Variable Trust Funds
WFAVT Small/MidCap Value Fund	—	—

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation- Conservative	Asset Allocation- Growth	Asset Allocation- Moderate	Asset Allocation- Moderate Growth	Capital Guardian Global
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at February 2, 2006 (except as noted)	—	—	—	—	—
Units purchased	303	137,166	185,723	303	303
Units redeemed and transferred	(303)	(303)	(303)	(303)	(303)

Units outstanding at December 31, 2006	—	136,863	185,420	—	—
Units purchased	18,125	16,145	—	278,448	—
Units redeemed and transferred	(23)	(88)	—	(61)	—

Units outstanding at December 31, 2007	18,102	152,920	185,420	278,387	—

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Capital Guardian Value	Clarion Global Real Estate Securities	JPMorgan Enhanced Index	MFS International Equity	PIMCO Total Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at February 2, 2006 (except as noted)	—	—	—	—	—
Units purchased	303	7,779	303	1,429	177,761
Units redeemed and transferred	(303)	(303)	(303)	(306)	(262)

Units outstanding at December 31, 2006	—	7,476	—	1,123	177,499
Units purchased	44,391	2,936	40,013	4,133	7,700
Units redeemed and transferred	—	(185)	(9,337)	(238)	(1,958)

Units outstanding at December 31, 2007	44,391	10,227	30,676	5,018	183,241

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T.Rowe Price Small Cap Subaccount (1)	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount
Units outstanding at February 2, 2006 (except as noted)	—	—	—	—	—
Units purchased	303	10,473	303	303	4,407
Units redeemed and transferred	(303)	13,932	(303)	(303)	(328)

Units outstanding at December 31, 2006	—	24,405	—	—	4,079
Units purchased	13,817	25,771	40	—	8,534
Units redeemed and transferred	—	(1,605)	—	—	(4,447)

Units outstanding at December 31, 2007	13,817	48,571	40	—	8,166

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Van Kampen Mid-Cap Growth	Columbia Small Company Growth	Credit Suisse- International Focus	Credit Suisse- Small Cap Core I	VA Global Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at February 2, 2006 (except as noted)	—	—	—	—	—
Units purchased	303	8,652	15,665	7,773	240,156
Units redeemed and transferred	(303)	(352)	(303)	(305)	324,392

Units outstanding at December 31, 2006	—	8,300	15,362	7,468	564,548
Units purchased	—	—	64,777	19,191	119,045
Units redeemed and transferred	—	(8,300)	(1,210)	1,261	9,743

Units outstanding at December 31, 2007	—	—	78,929	27,920	693,336

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA International Small	VA International Value	VA Large Value	VA Short-Term Fixed	VA Small Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at February 2, 2006 (except as noted)	—	—	—	—	—
Units purchased	26,200	140,171	58,775	82,405	64,589
Units redeemed and transferred	48,977	162,317	316,203	(69,957)	265,485

Units outstanding at December 31, 2006	75,177	302,488	374,978	12,448	330,074
Units purchased	93,730	224,767	245,538	5,475	135,249
Units redeemed and transferred	19,550	(30,415)	18,716	86,351	30,806

Units outstanding at December 31, 2007	188,457	496,840	639,232	104,274	496,129

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated American Leaders	Federated Capital Income	Federated Fund for U.S. Government Securities II	Federated High Income Bond	Federated Prime Money
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at February 2, 2006 (except as noted)	—	—	—	—	—
Units purchased	11,590	5,104	48,191	27,333	1,858,777
Units redeemed and transferred	(303)	(303)	(303)	(299)	(1,441,045)

Units outstanding at December 31, 2006	11,287	4,801	47,888	27,034	417,732
Units purchased	19,707	1,257	40,003	37,870	138,043
Units redeemed and transferred	1,922	(16)	2,885	193	(532,654)

Units outstanding at December 31, 2007	32,916	6,042	90,776	65,097	23,121

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Contrafund®	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Gartmore NVIT Developing Markets	Vanguard- Equity Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at February 2, 2006 (except as noted)	—	—	—	—	—
Units purchased	303	303	303	9,833	30,081
Units redeemed and transferred	(303)	(303)	(303)	(329)	84,896

Units outstanding at December 31, 2006	—	—	—	9,504	114,977
Units purchased	33,310	12,010	—	22,030	84,646
Units redeemed and transferred	—	—	—	15,429	(8,530)

Units outstanding at December 31, 2007	33,310	12,010	—	46,963	191,093

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard- International	Vanguard-Mid-Cap Index	Vanguard- REIT Index	Vanguard- Short- Term Investment Grade	Vanguard- Total Bond Market Index
	Subaccount (1)	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at February 2, 2006 (except as noted)	—	—	—	—	—
Units purchased		39,881	15,841	180,873	118,332
Units redeemed and transferred	—	(303)	(312)	(69,709)	316,810

Units outstanding at December 31, 2006	—	39,578	15,529	111,164	435,142
Units purchased	303	1,278	8,318	2,058	107,308
Units redeemed and transferred	(303)	(1,211)	2,679	152,697	138,547

Units outstanding at December 31, 2007	—	39,645	26,526	265,919	680,997

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Wanger International Small Cap	Wanger U.S. Smaller Companies	WFAVT Small/ MidCap Value
	Subaccount	Subaccount	Subaccount
Units outstanding at February 2, 2006 (except as noted)	—	—	—
Units purchased	5,539	13,484	303
Units redeemed and transferred	(310)	(303)	(303)

Units outstanding at December 31, 2006	5,229	13,181	—
Units purchased	8,839	13,597	—
Units redeemed and transferred	(922)	10,475	—

Units outstanding at December 31, 2007	13,146	37,253	—

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation-Conservative
	12/31/2007	18,102	$1.13	to	$1.12	$20,334	3.37%	0.55% to 0.75%	5.80%	to	5.59%
	12/31/2006	—	1.06	to	1.06	—	—	0.55 to 0.75	6.39	to	6.20
Asset Allocation-Growth
	12/31/2007	152,920	1.18	to	1.17	180,038	2.35	0.55 to 0.75	7.16	to	6.95
	12/31/2006	136,863	1.10	to	1.10	150,470	—	0.55 to 0.75	9.99	to	9.79
Asset Allocation-Moderate
	12/31/2007	185,420	1.16	to	1.15	213,972	2.95	0.55 to 0.75	7.36	to	7.15
	12/31/2006	185,420	1.08	to	1.07	199,399	3.26	0.55 to 0.75	7.59	to	7.39
Asset Allocation-Moderate Growth
	12/31/2007	278,387	1.09	to	1.09	324,783	1.07	0.55 to 0.75	7.22	to	7.00
	12/31/2006	—	1.09	to	1.09	—	—	0.55 to 0.75	8.93	to	8.74
Capital Guardian Global
	12/31/2007	—	1.15	to	1.14	—	—	0.55 to 0.75	5.72	to	5.51
	12/31/2006	—	1.08	to	1.08	—	—	0.55 to 0.75	8.45	to	8.25
Capital Guardian Value
	12/31/2007	44,391	1.06	to	1.06	47,113	—	0.55 to 0.75	(6.80)	to	(6.99)
	12/31/2006	—	1.14	to	1.14	—	—	0.55 to 0.75	13.87	to	13.67
Clarion Global Real Estate Securities
	12/31/2007	10,227	1.23	to	1.22	12,524	6.87	0.55 to 0.75	(7.22)	to	(7.40)
	12/31/2006	7,476	1.32	to	1.32	9,870	2.80	0.55 to 0.75	32.08	to	31.85
JPMorgan Enhanced Index
	12/31/2007	30,676	1.17	to	1.17	36,040	1.34	0.55 to 0.75	3.96	to	3.76
	12/31/2006	—	1.13	to	1.13	—	—	0.55 to 0.75	13.01	to	12.80
MFS International Equity
	12/31/2007	5,018	1.25	to	1.24	6,263	1.32	0.55 to 0.75	8.55	to	8.34
	12/31/2006	1,123	1.15	to	1.15	1,291	—	0.55 to 0.75	14.97	to	14.76
PIMCO Total Return
	12/31/2007	183,241	1.12	to	1.12	206,014	2.66	0.55 to 0.75	8.35	to	8.13
	12/31/2006	177,499	1.04	to	1.04	184,206	3.44	0.55 to 0.75	3.79	to	3.60

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
T.Rowe Price Small Cap
	12/31/2007		13,817	$1.04	to	$1.04	$14,377	—%	0.55% to 0.75%	9.01%	to	8.79%
	12/31/2006	(1)	—	0.95	to	0.95	—	—	0.55 to 0.75	(4.54)	to	(4.67)
Transamerica Equity
	12/31/2007		48,571	1.21	to	1.20	58,561	0.02	0.55 to 0.75	15.65	to	15.42
	12/31/2006		24,405	1.04	to	1.04	25,452	—	0.55 to 0.75	4.33	to	4.14
Transamerica Growth Opportunities
	12/31/2007		40	1.24	to	1.23	50	—	0.55 to 0.75	22.41	to	22.16
	12/31/2006		—	1.01	to	1.01	—	—	0.55 to 0.75	1.16	to	0.98
Transamerica Value Balanced
	12/31/2007		—	1.19	to	1.19	—	—	0.55 to 0.75	6.13	to	5.92
	12/31/2006		—	1.12	to	1.12	—	—	0.55 to 0.75	12.34	to	12.14
Van Kampen Active International Allocation
	12/31/2007		8,166	1.33	to	1.33	10,873	2.85	0.55 to 0.75	14.97	to	14.74
	12/31/2006		4,079	1.16	to	1.16	4,724	0.48	0.55 to 0.75	15.81	to	15.60
Van Kampen Mid-Cap Growth
	12/31/2007		—	1.26	to	1.25	—	—	0.55 to 0.75	21.86	to	21.62
	12/31/2006		—	1.03	to	1.03	—	—	0.55 to 0.75	3.02	to	2.84
Columbia Small Company Growth
	12/31/2007		—	1.15	to	1.15	—	—	0.55 to 0.75	12.83	to	12.61
	12/31/2006		8,300	1.02	to	1.02	8,484	—	0.55 to 0.75	2.22	to	2.04
Credit Suisse-International Focus
	12/31/2007		78,929	1.32	to	1.31	104,102	1.45	0.55 to 0.75	15.95	to	15.72
	12/31/2006		15,362	1.14	to	1.14	17,473	—	0.55 to 0.75	13.79	to	13.58
Credit Suisse-Small Cap Core I
	12/31/2007		27,920	0.94	to	0.94	26,226	—	0.55 to 0.75	(1.38)	to	(1.58)
	12/31/2006		7,468	0.95	to	0.95	7,113	—	0.55 to 0.75	(4.71)	to	(4.88)
VA Global Bond
	12/31/2007		693,336	1.08	to	1.08	749,555	2.13	0.55 to 0.75	4.83	to	4.63
	12/31/2006		564,548	1.03	to	1.03	582,416	1.53	0.55 to 0.75	3.22	to	3.03
VA International Small
	12/31/2007		188,457	1.23	to	1.23	231,828	2.35	0.55 to 0.75	6.01	to	5.80
	12/31/2006		75,177	1.16	to	1.16	87,229	7.96	0.55 to 0.75	16.05	to	15.84
VA International Value
	12/31/2007		496,840	1.38	to	1.38	686,807	3.70	0.55 to 0.75	10.14	to	9.92
	12/31/2006		302,488	1.26	to	1.25	379,700	9.56	0.55 to 0.75	25.59	to	25.36

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
VA Large Value
	12/31/2007		639,232	$1.11	to	$1.10	$706,627	1.51%	0.55% to 0.75%	(3.48)%	to	(3.67)%
	12/31/2006		374,978	1.15	to	1.14	429,485	6.19	0.55 to 0.75	14.58	to	14.38
VA Short-Term Fixed
	12/31/2007		104,274	1.08	to	1.08	112,999	4.71	0.55 to 0.75	4.40	to	4.19
	12/31/2006		12,448	1.04	to	1.04	12,922	1.79	0.55 to 0.75	3.80	to	3.61
VA Small Value
	12/31/2007		496,129	0.95	to	0.95	472,600	1.09	0.55 to 0.75	(14.43)	to	(14.60)
	12/31/2006		330,074	1.11	to	1.11	367,546	3.56	0.55 to 0.75	11.42	to	11.22
Federated American Leaders
	12/31/2007		32,916	1.03	to	1.03	33,919	0.77	0.55 to 0.75	(10.16)	to	(10.34)
	12/31/2006		11,287	1.15	to	1.15	12,949	0.16	0.55 to 0.75	14.78	to	14.58
Federated Capital Income
	12/31/2007		6,042	1.17	to	1.16	7,030	4.24	0.55 to 0.75	3.47	to	3.26
	12/31/2006		4,801	1.13	to	1.13	5,406	1.02	0.55 to 0.75	12.80	to	12.60
Federated Fund for U.S. Government Securities II
	12/31/2007		90,776	1.10	to	1.09	99,446	3.02	0.55 to 0.75	5.70	to	5.49
	12/31/2006		47,888	1.04	to	1.04	49,645	0.06	0.55 to 0.75	3.71	to	3.53
Federated High Income Bond
	12/31/2007		65,097	1.12	to	1.12	72,930	4.69	0.55 to 0.75	2.86	to	2.65
	12/31/2006		27,034	1.09	to	1.09	29,453	0.36	0.55 to 0.75	8.99	to	8.79
Federated Prime Money
	12/31/2007		23,121	1.08	to	1.08	24,974	4.36	0.55 to 0.75	4.18	to	3.97
	12/31/2006		417,732	1.04	to	1.03	433,105	2.04	0.55 to 0.75	3.68	to	3.49
Fidelity-VIP Contrafund®
	12/31/2007		33,310	1.21	to	1.21	40,381	10.66	0.55 to 0.75	16.95	to	16.71
	12/31/2006	(1)	—	1.04	to	1.04	—	—	0.55 to 0.75	3.66	to	3.53
Fidelity-VIP Mid Cap
	12/31/2007		12,010	1.20	to	1.19	14,385	5.36	0.55 to 0.75	14.99	to	14.76
	12/31/2006		—	1.04	to	1.04	—	—	0.55 to 0.75	4.16	to	3.97
Fidelity-VIP Value Strategies
	12/31/2007		—	1.16	to	1.16	—	—	0.55 to 0.75	5.14	to	4.93
	12/31/2006		—	1.11	to	1.10	—	—	0.55 to 0.75	10.55	to	10.35
Gartmore NVIT Developing Markets
	12/31/2007		46,963	1.70	to	1.69	79,890	0.49	0.55 to 0.75	42.72	to	42.44
	12/31/2006		9,504	1.19	to	1.19	11,326	0.48	0.55 to 0.75	19.20	to	18.99

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Vanguard-Equity Index
	12/31/2007		191,093	$1.18	to	$1.18	$225,996	1.08%	0.55% to 0.75%	4.80%	to	4.59 ,./ %
	12/31/2006		114,977	1.13	to	1.13	129,772	—	0.55 to 0.75	12.95	to	12.74
	Vanguard-International
	12/31/2007	(1)	—	1.08	to	1.08	—	—	0.55 to 0.75	8.16	to	8.02
Vanguard-Mid-Cap Index
	12/31/2007		39,645	1.14	to	1.14	45,283	1.22	0.55 to 0.75	5.56	to	5.35
	12/31/2006		39,578	1.08	to	1.08	42,844	—	0.55 to 0.75	8.29	to	8.10
Vanguard-REIT Index
	12/31/2007		26,526	1.04	to	1.03	27,545	1.74	0.55 to 0.75	(17.06)	to	(17.22)
	12/31/2006		15,529	1.25	to	1.25	19,444	—	0.55 to 0.75	25.24	to	25.01
Vanguard-Short-Term Investment Grade
	12/31/2007		265,919	1.10	to	1.09	291,898	4.39	0.55 to 0.75	5.44	to	5.23
	12/31/2006		111,164	1.04	to	1.04	115,726	—	0.55 to 0.75	4.10	to	3.91
	Vanguard-Total Bond Market Index
	12/31/2007		680,997	1.11	to	1.10	751,958	3.13	0.55 to 0.75	6.40	to	6.18
	12/31/2006		435,142	1.04	to	1.04	451,714	—	0.55 to 0.75	3.88	to	3.70
	Wanger International Small Cap
	12/31/2007		13,146	1.45	to	1.44	19,016	0.38	0.55 to 0.75	15.67	to	15.44
	12/31/2006		5,229	1.25	to	1.25	6,538	0.08	0.55 to 0.75	25.09	to	24.86
	Wanger U.S. Smaller Companies
	12/31/2007		37,253	1.07	to	1.07	40,030	—	0.55 to 0.75	4.81	to	4.60
	12/31/2006		13,181	1.03	to	1.02	13,512	0.02	0.55 to 0.75	2.55	to	2.37
	WFAVT Small/MidCap Value
	12/31/2007		—	1.04	to	1.04	—	—	0.55 to 0.75	(1.24)	to	(1.44)
	12/31/2006		—	1.05	to	1.05	—	—	0.55 to 0.75	5.42	to	5.24

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge NY Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
.60%	May 1, 2006
.75%	May 1, 2006
.55%	May 1, 2006

Transamerica Financial Life Insurance Company

Separate Account VNY - Advisor’s Edge® NY Variable Annuity

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of .40%, .45%, .60% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by TFLIC. TFLIC also deducts an annual policy fee of $30 per contract. The annual fee is deducted proportionately from the subaccounts’ accumulated value. These deductions represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements
All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing establishment of the Separate Account. Note 8.

(2)		Not Applicable.

(3)	(a)	Amended and Reinstated Principal Underwriting Agreement. Note 14.

(3)	(a)(1)	Amendment No. 1 to the Amended and Restated Principal Underwriting Agreement. Note 14

(3)	(a)(2)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 18

	(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 2.

	(c)	Form of Life Insurance Company Product Sales Agreement Note 20

(4)	(a)	Form of Rider. Note 14.

(5)	(a)	Form of Application. Note 14.

(6)	(a)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 1.

	(b)	ByLaws of Transamerica Financial Life Insurance Company. Note 1.

(7)		Not Applicable.

(8)	(a)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 2.

(8)	(a)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 3.

(8)	(a)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

(8)	(a)(3)	Amendment No. 30 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 5.

(8)	(a)(4)	Amendment No. 31 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 9.

(8)	(a)(5)	Amendment No. 32 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 14.

(8)	(a)(6)	Amendment No. 36 to Participation Agreement (TST) Note 21

(8)	(b)	Participation Agreement (Alliance). Note 10.

(8)	(b)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 14

(8)	(c)	Participation Agreement (Credit Suisse). Note 11

(8)	(c)(1)	Restatement of Participation Agreement (Credit Suisse). Note 14

(8)	(c)(2)	Amendment No. 1 to Participation Agreement (Credit Suisse). Note 14

(8)	(c)(3)	Amendment No. 2 to Participation Agreement (Credit Suisse). Note 14

(8)	(d)	Participation Agreement (DFA) Note.14

(8)	(e)	Participation Agreement (Dreyfus). Note 12

(8)	(e)(1)	Amendment No. 6 to the Fund Participation Agreement (Dreyfus). Note 14

(8)	(f)	Participation Agreement (Federated). Note 14

(8)	(f)(1)	Amendment to Fund Participation Agreement (Federated). Note 14

(8)	(g)	Participation Agreement (Gartmore). Note 14

(8)	(h)	Form of Participation Agreement (Seligman). Note 14

(8)	(i)	Participation Agreement (SteinRoe). Note 17

(8)	(j)	Participation Agreement (Wells Fargo). Note 17

(8)	(k)	Participation Agreement (Vanguard). Note 17

(8)	(l)	Participation Agreement (Fidelity). Note 10

(8)	(l)(1)	Amendment No. 4 to Participation Agreement (Fidelity). Note 14

(8)	(m)	Participation Agreement (Wanger). Note 14

(8)	(m)(1)	Amendment No. 1 to Participation Agreement (Wanger). Note 14

(9)	(a)	Opinion and Consent of Counsel. Note 21.

	(b)	Consent of Counsel. Note 21.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 21.

	(b)	Opinion and Consent of Actuary. Note 15.

(11)	Not applicable.

(12)	Not applicable.

(13)	Performance Data Calculations. Note 15.

(14)	Powers of Attorney. (Mark W. Mullin, James P. Larkin, Eric J. Martin, Elizabeth Belanger, Joe Carusone, Ronald F. Mosher, Robert F. Colby, Colette F. Vargas, William Brown, Jr., William L. Busler, Steven E. Frushtick, Peter P. Post, Cornelis H. Verhagen, M. Craig Fowler) Note 19. (Peter Kunkel) Note 21

Note 1.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 3.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

Note 5.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-116562) on July 26, 2004.

Note 6.	Filed with Pre-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.

Note 7.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-104243) on April 2, 2003.

Note 8.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

Note 10.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-110048) filed on December 30, 2003.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-65149) filed on October 1, 1998.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.

Note 13.	Incorporated herein by reference to Initial Filing on N-4 Registration Statement (File No. 333-65151) filed on October 1, 1998.

Note 14.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) on July 1, 2005.

Note 15.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) on April 28, 2006

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-110048) filed on February 5, 2007.

Note 17.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-122235) on April 27, 2007.

Note 18.	Filed with Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 2007.

Note 19.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-122235) on December 21, 2007.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 registration statement (File No. 333-125817) on February 15, 2008.

Note 21.	Filed herewith

Item 25.	Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

William L. Busler 3290 Sandy Beach Road Solon, IA 52333	Director

Joe Carusone 4 Manhattanville Rd Purchase, NY 10577	Director

William Brown, Jr. 14 Windward Avenue White Plains, NY 10605	Director

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller

Ronald F. Mosher 54 Coronado Pointe Laguna Niguel, CA 92677	Director

James P. Larkin 4 Manhattanville Rd Purchase, NY 10577	Director, Vice President and Assistant Secretary

Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director

Colette Vargas 4 Manhattanville Road Purchase, NY 10057	Director and Chief Actuary

Robert F. Colby 4 Manhattanville Road Purchase, NY 10057	Director, Counsel, and Vice President

Cornelis H. Verhagen 51 JFK Parkway Short Hills, NJ 07078	Director

Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director

Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10057	Director, Chairman of the Board, and President

Elizabeth Belanger 4 Manhattanville Rd. Purchase, NY 10577	Director

M. Craig Fowler 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008

Item 27.	Number of Contract Owners

As of February 29, 2008, there were 46 Contract owners.

Item 28.	Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director

John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	0	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2007

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4 Manhattanville Road, Purchase, NY 10577; or at Service Office, Financial Markets Group – Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Financial Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Financial Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2008.

TFLIC SEPARATE ACCOUNT VNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Depositor

*
Peter G. Kunkel
President, Director and Chairman of the
Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* James P. Larkin	Director, Vice President and Assistant Secretary	, 2008

*	Controller	, 2008
Eric J. Martin

*	Director	, 2008
Elizabeth Belanger

*	Director	, 2008
Joe Carusone

*	Director	, 2008
Ronald F. Mosher

*	Director, Counsel, Vice President and Assistant Secretary	, 2008
Robert F. Colby

*	Director and Chief Actuary	, 2008
Colette F. Vargas

*	Director	, 2008
William Brown, Jr.

*	Director	, 2008
William L. Busler

*	Director	, 2008
Steven E. Frushtick

*	Director, President and Chairman of the Board	, 2008
Peter G. Kunkel

*	Director	, 2008
Peter P. Post

*	Director	, 2008
Cornelis H. Verhagen

*	Controller	, 2008
Eric J. Martin

*	Treasurer and Vice President	, 2008
M.Craig Fowler

/s/ Darin D. Smith Darin D. Smith	Vice President and Assistant Secretary	April 25, 2008

*By: Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-122235

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT VNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(a)(6)	Amendment No. 36 to Participation Agreement (TST)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

(14)	Powers of Attorney

*	Page numbers included only in manually executed original.